UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Market Local Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

        East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Emerging Market Local Debt Portfolio (formerly BlackRock Emerging Market Debt Portfolio) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Cayman Islands – 4.0%
Vale Overseas Ltd., 6.25%, 1/11/16	USD 2,750	$ 3,102,963

Mexico – 4.0%
America Movil SAB de CV, 2.38%, 9/08/16	3,000	3,121,767

Total Corporate Bonds – 8.0%		6,224,730

	Par
Foreign Agency Obligations	(000)	Value

Luxembourg – 4.0%
Sberbank of Russia Via SB Capital SA, 4.95%, 2/07/17	3,000	3,150,000

	Par
Foreign Government Obligations	(000)	Value

Brazil – 7.5%
Federative Republic of Brazil:
12.50%, 1/05/16	BRL 6,850	4,250,734
8.50%, 1/05/24	2,700	1,561,598

		5,812,332

Chile – 0.2%
Republic of Chile, 5.50%, 8/05/20	CLP 70,000	155,908

Colombia – 4.1%
Republic of Colombia:
12.00%, 10/22/15	COP 1,900,000	1,299,974
7.75%, 4/14/21	2,246,000	1,536,331
9.85%, 6/28/27	450,000	378,897

		3,215,202

Hungary – 4.4%
Republic of Hungary:
5.50%, 2/12/14	HUF 170,000	756,824
6.75%, 2/24/17	335,000	1,504,449
6.50%, 6/24/19	178,000	779,002
7.00%, 6/24/22	88,000	388,952

		3,429,227

	Par
Foreign Government Obligations	(000)	Value

Indonesia – 7.4%
Republic of Indonesia:
7.38%, 9/15/16	IDR 10,000,000	$1,111,026
8.25%, 7/15/21	9,500,000	1,144,660
11.00%, 9/15/25	8,700,000	1,279,674
9.50%, 7/15/31	16,500,000	2,236,283

		5,771,643

Malaysia – 4.7%
Federation of Malaysia:
4.24%, 2/07/18	MYR 3,200	1,091,786
4.38%, 11/29/19	4,500	1,556,650
4.39%, 4/15/26	3,000	1,052,073

		3,700,509

Mexico – 6.6%
United Mexican States:
8.00%, 12/17/15	MXN 18,000	1,528,448
6.50%, 6/10/21	9,100	769,974
8.50%, 5/31/29	15,700	1,529,003
8.50%, 11/18/38	13,800	1,339,820

		5,167,245

Panama – 0.0%
Republic of Panama, 9.38%, 4/01/29	USD 1	1,703

Peru – 2.5%
Republic of Peru, 7.84%, 8/12/20	PEN 4,000	1,907,218

Philippines – 0.6%
Republic of the Philippines, 4.95%, 1/15/21	PHP 20,000	500,170

Poland – 9.5%
Republic of Poland:
5.75%, 4/25/14	PLN 8,350	2,672,083
6.25%, 10/24/15	5,600	1,853,761
5.50%, 10/25/19	6,800	2,257,363
5.75%, 9/23/22	1,800	608,774

		7,391,981

Russia – 4.4%
Russian Federation, 7.85%, 3/10/18	RUB 100,000	3,438,051

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS	Asset-Backed Security	IDR	Indonesian Rupiah
	AGM	Assurance Guaranty Municipal	INR	Indian Rupee
		Corp.	JPY	Japanese Yen
	AMBAC	American Municipal Bond	KRW	South Korean Won
		Assurance Corp.	LIBOR	London Interbank Offered Rate
	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazilian Real	MYR	Malaysian Ringgit
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CBOE	Chicago Board Options	NZD	New Zealand Dollar
		Exchange	PEN	Peruvian Nuevo Sol
	CDO	Collateralized Debt Obligation	PHP	Philippine Peso
	CHF	Swiss Franc	PLN	Polish Zloty
	CLO	Collateralized Loan Obligation	RB	Revenue Bonds
	CLP	Chilean Peso	RON	Romanian New Leu
	CNY	Chinese Yuan	RUB	Russian Rouble
	COP	Colombian Peso	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	TBA	To-be-announced
	EURIBOR	Euro Interbank Offered Rate	THB	Thai Baht
	FKA	Formerly known as	TRY	Turkish Lira
	GBP	British Pound	TWD	Taiwanese Dollar
	HKD	Hong Kong Dollar	USD	US Dollar
	HUF	Hungarian Forint	ZAR	South African Rand

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
1

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio (formerly BlackRock Emerging Market Debt Portfolio) (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

South Africa – 8.2%
Republic of South Africa:
13.50%, 9/15/15	ZAR	15,000	$2,195,663
8.00%, 12/21/18		6,800	893,812
7.25%, 1/15/20		7,800	980,178
6.75%, 3/31/21		6,800	826,490
10.50%, 12/21/26		9,900	1,504,091

			6,400,234

Turkey – 9.0%
Republic of Turkey:
9.00%, 3/05/14	TRY	4,275	2,425,017
10.00%, 6/17/15		1,300	767,089
9.00%, 1/27/16		3,775	2,186,549
10.50%, 1/15/20		2,600	1,634,720

			7,013,375

Total Foreign Government Obligations – 69.1%			53,904,798

Total Long-Term Investments (Cost – $63,030,256) – 81.1%			63,279,528

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (a)(b)		13,139,082	13,139,082

Total Short-Term Securities (Cost – $13,139,082) – 16.8%			13,139,082

Total Investments (Cost – $76,169,338*) – 97.9%			76,418,610
Other Assets Less Liabilities – 2.1%			1,624,240

Net Assets – 100.0%			$78,042,850

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$76,476,017

Gross unrealized appreciation	$217,299
Gross unrealized depreciation	(274,706)

Net unrealized depreciation	$(57,407)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,516,179	6,622,903	13,139,082	$6,668

(b)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,500,000	USD	1,557,702	Citigroup, Inc.	10/17/12	$ (4,625)

AUD	800,000	USD	835,866	HSBC Holdings Plc	10/17/12	(7,558)

BRL	16,950,000	USD	8,364,175	Citigroup, Inc.	10/17/12	(26,405)

BRL	10,000,000	USD	4,894,763	JPMorgan Chase & Co.	10/17/12	24,276

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	13,050,000	USD	6,465,197	UBS AG	10/17/12	$ (45,852)

CLP	1,000,000,000	USD	2,067,397	JPMorgan Chase & Co.	10/17/12	33,737

EUR	640,000	USD	823,622	Bank of America Corp.	10/17/12	(1,030)

EUR	1,800,000	USD	2,322,398	Citigroup, Inc.	10/17/12	(8,856)

HUF	12,920,000	USD	58,232	Bank of America Corp.	10/17/12	(174)

HUF	738,429,693	USD	3,398,126	Deutsche Bank AG	10/17/12	(79,906)

HUF	417,400,000	USD	1,899,460	Deutsche Bank AG	10/17/12	(23,824)

IDR	26,517,000,000	USD	2,797,152	Bank of America Corp.	10/17/12	(32,982)

IDR	50,000,000,000	USD	5,185,646	Citigroup, Inc.	10/17/12	26,424

IDR	24,537,000,000	USD	2,577,416	Goldman Sachs Group, Inc.	10/17/12	(19,645)

INR	20,000,000	USD	370,370	Deutsche Bank AG	10/17/12	7,226

INR	40,000,000	USD	736,106	Deutsche Bank AG	10/17/12	19,086

INR	109,000,000	USD	1,980,018	Goldman Sachs Group, Inc.	10/17/12	77,880

MXN	84,721,416	USD	6,605,701	Citigroup, Inc.	10/17/12	(37,761)

MYR	20,000,000	USD	6,410,256	Citigroup, Inc.	10/17/12	123,563

MYR	18,000,000	USD	5,868,927	Deutsche Bank AG	10/17/12	11,510

PEN	4,000,000	USD	1,535,803	Citigroup, Inc.	10/17/12	1,889

PHP	61,000,000	USD	1,476,640	Deutsche Bank AG	10/17/12	(14,902)

PLN	1,270,000	USD	393,150	Bank of America Corp.	10/17/12	2,314

PLN	3,477,941	USD	1,103,387	Deutsche Bank AG	10/17/12	(20,395)

PLN	3,600,000	USD	1,119,349	Deutsche Bank AG	10/17/12	1,650

RON	1,240,000	USD	352,577	Bank of America Corp.	10/17/12	(2,537)

RUB	55,000,000	USD	1,746,032	Citigroup, Inc.	10/17/12	11,565

RUB	193,000,000	USD	6,137,506	Credit Suisse Group AG	10/17/12	30,063

THB	2,000,000	USD	64,895	HSBC Holdings Plc	10/17/12	(10)

THB	171,000,000	USD	5,462,892	HSBC Holdings Plc	10/17/12	84,730

TRY	2,650,419	USD	1,464,360	Deutsche Bank AG	10/17/12	6,394

USD	3,911,558	AUD	3,749,217	HSBC Holdings Plc	10/17/12	29,675

USD	2,120,316	BRL	4,300,000	UBS AG	10/17/12	5,129

USD	2,130,748	CLP	1,005,500,000	Credit Suisse Group AG	10/17/12	18,057

USD	6,779,127	CNY	43,000,000	HSBC Holdings Plc	10/17/12	(50,024)

USD	173,541	COP	312,200,000	Credit Suisse Group AG	10/17/12	592

USD	3,871,681	COP	7,000,000,000	Deutsche Bank AG	10/17/12	(6,095)

USD	2,825,031	IDR	27,176,800,000	Citigroup, Inc.	10/17/12	(7,917)

USD	2,116,580	IDR	20,298,000,000	Deutsche Bank AG	10/17/12	688

USD	793,175	INR	42,300,000	Citigroup, Inc.	10/17/12	(5,441)

USD	760,176	JPY	59,300,000	Deutsche Bank AG	10/17/12	187

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
2

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio (formerly BlackRock Emerging Market Debt Portfolio)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,007,319	JPY	311,000,000	Deutsche Bank AG	10/17/12	$ 21,541
USD	3,836,803	JPY	300,000,000	UBS AG	10/17/12	(7,999)
USD	77,287	MXN	1,000,000	Goldman Sachs Group, Inc.	10/17/12	(237)
USD	3,249,919	MYR	10,000,000	Deutsche Bank AG	10/17/12	(16,991)
USD	1,241,019	MYR	3,800,000	Deutsche Bank AG	10/17/12	(407)
USD	3,078,414	RON	10,800,000	Goldman Sachs Group, Inc.	10/17/12	29,679
USD	175,859	RUB	5,500,000	Citigroup, Inc.	10/17/12	100
USD	55,522	TRY	100,000	HSBC Holdings Plc	10/17/12	31
USD	785,278	TRY	1,412,515	HSBC Holdings Plc	10/17/12	1,454
USD	7,952,218	TWD	233,000,000	HSBC Holdings Plc	10/17/12	3,491
USD	121,868	ZAR	1,000,000	Bank of America Corp.	10/17/12	2,043
USD	3,032,083	ZAR	24,867,655	Bank of America Corp.	10/17/12	52,320
USD	3,560,252	ZAR	29,333,628	Citigroup, Inc.	10/17/12	45,355
USD	275,994	ZAR	2,313,000	Goldman Sachs Group, Inc.	10/17/12	(1,161)
USD	826,377	ZAR	6,899,000	Goldman Sachs Group, Inc.	10/17/12	(295)
USD	120,996	ZAR	1,000,000	HSBC Holdings Plc	10/17/12	1,171
ZAR	14,000,000	USD	1,685,630	Citigroup, Inc.	10/17/12	(8,082)
ZAR	65,000,000	USD	7,855,080	Deutsche Bank AG	10/17/12	(66,465)
ZAR	9,212,000	USD	1,075,949	UBS AG	10/17/12	27,877

Total						$204,121

—	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

27	Euro-Bund	Eurex	December 2012	USD 4,918,901	$(41,602)
22	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2012	USD 3,286,250	(23,339)

Total					$(64,941)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$ 6,224,730	–	$ 6,224,730
Foreign Agency Obligations	–	3,150,000	–	3,150,000
Foreign Government Obligations	–	53,904,798	–	53,904,798
Short-Term Securities	$ 13,139,082	–	–	13,139,082

Total	13,139,082	$ 63,279,528	–	$ 76,418,610

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$ 701,697	–	$ 701,697
Liabilities:
Foreign currency exchange contracts	–	(497,576)	–	(497,576)
Interest rate contracts	$(64,941)	–	–	(64,941)

Total	$(64,941)	$ 204,121	–	$ 139,180

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
3

Schedule of Investments (concluded)	BlackRock Emerging Market Local Debt Portfolio (formerly BlackRock Emerging Market Debt Portfolio)

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$4,674	–	–	$4,674
Foreign currency at value	67,583	–	–	67,583
Cash pledged as collateral for financial futures contracts	214,000	–	–	214,000

Total	$286,257	–	–	$286,257

There were no transfers between levels during the period ended September 30, 2012.

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
4

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

France – 0.0%
Auto ABS, Series 2007-1, Class A, 0.41%, 2/25/19 (a)	EUR	34	$44,277

Italy – 0.1%
Auto ABS, Series 2007-2, Class A, 0.58%, 10/25/20 (a)		158	202,768

Luxembourg – 0.5%
Bumper 2 SA, Series 2011-2, Class A, 1.37%, 2/23/23 (a)		1,000	1,295,118

Netherlands – 0.2%
HIGHWAY BV, Series 2012-1, Class A, 1.22%, 3/26/24 (a)		300	387,574

United Kingdom – 0.6%
Bumper 2 SA, Series 2012-5, Class A2, 1.92%, 6/20/22 (a)	GBP	600	975,121
Turbo Finance Plc, Series 2012-1, Class A, 1.92%, 2/20/19 (a)		320	519,323

			1,494,444

United States – 1.1%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (a)		550	906,099
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.33%, 7/25/37 (a)	USD	98	96,325
SLM Student Loan Trust, Series 2003-10, 5.15%, 9/17/15	GBP	1,280	1,632,891

			2,635,315

Total Asset-Backed Securities – 2.5%			6,059,496

Capital Trusts	Par (000)		Value

Netherlands – 0.1%
Achmea BV, 5.13% (a)(b)	EUR	90	101,510

Total Capital Trusts – 0.1%			101,510

Corporate Bonds	Par (000)		Value

Australia – 0.5%
European Investment Bank, 6.00%, 8/06/20	AUD	1,125	1,285,538

Bermuda – 0.3%
Fidelity International Ltd., 7.13%, 2/13/24	GBP	390	690,142

Denmark – 0.9%
Nykredit Realkredit A/S:
2.00%, 1/01/13	DKK	12,785	2,213,657
1.38%, 10/01/38 (a)		5	885

			2,214,542

Finland – 0.5%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	1,035	1,129,077

France – 0.2%
BNP Paribas SA, 3.13%, 12/20/14 (a)	USD	566	585,937

Germany – 0.7%
FMS Wertmanagement AoR:
1.38%, 1/16/15	EUR	500	657,123
1.63%, 2/22/17		800	1,062,374

			1,719,497

Ireland – 0.5%
DEPFA ACS Bank, 1.65%, 12/20/16	JPY	40,000	478,548

Corporate Bonds	Par (000)		Value

Ireland (concluded)
Intesa Sanpaolo Bank Ireland Plc, 4.00%, 8/08/13	EUR	500	$650,299

			1,128,847

Luxembourg – 2.6%
European Union:
3.25%, 11/07/14		2,050	2,801,934
3.13%, 1/27/15		2,500	3,423,761

			6,225,695

Netherlands – 0.4%
ABN AMRO Bank NV, 3.75%, 7/15/14		700	952,794

Philippines – 4.9%
Asian Development Bank, 2.35%, 6/21/27	JPY	800,000	11,777,827

South Korea – 0.2%
POSCO, 5.25%, 4/14/21 (c)	USD	345	393,642

Sweden – 0.5%
Swedbank Hypotek AB, 2.00%, 1/31/14	EUR	921	1,210,515

Switzerland – 1.6%
Credit Suisse AG/Guernsey, 1.63%, 3/06/15 (c)	USD	1,000	1,017,292
European Investment Bank, 2.00%, 8/29/16	CHF	2,440	2,769,484

			3,786,776

United Kingdom – 1.1%
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (c)	USD	600	674,220
Virgin Media Secured Finance Plc, 5.50%, 1/15/21	GBP	515	869,048
Vodafone Group Plc, 2.50%, 9/26/22	USD	1,110	1,108,341

			2,651,609

United States – 3.1%
Altria Group, Inc., 4.25%, 8/09/42		282	280,286
Bank of America Corp., 5.63%, 7/01/20		385	439,019
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		800	963,507
Ford Motor Credit Co. LLC, 12.00%, 5/15/15		1,620	2,008,800
General Electric Capital Corp., 6.50%, 9/28/15	NZD	2,745	2,413,258
The Goldman Sachs Group, Inc., 6.15%, 4/01/18	USD	224	261,448
Verisk Analytics, Inc., 4.13%, 9/12/22		100	101,615
Wells Fargo & Co., 3.50%, 3/08/22		260	277,279
WM Covered Bond Program, 4.38%, 5/19/14	EUR	410	556,361

			7,301,573

Total Corporate Bonds – 18.0%			43,054,011

Foreign Agency Obligations	Par (000)		Value

Australia – 1.4%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	3,180	3,395,794

Canada – 1.2%
CDP Financial, Inc., 3.00%, 11/25/14 (c)	USD	2,650	2,780,184

France – 0.8%
Electricite de France SA, 5.50%, 10/17/41	GBP	500	889,725
Reseau Ferre de France, 5.50%, 12/01/21		600	1,152,312

			2,042,037

Germany – 5.6%
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13	EUR	1,100	1,441,826

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
5

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Germany (concluded)
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	$581,363
1.38%, 2/21/17	EUR	925	1,223,428
4.13%, 7/04/17		560	831,674
5.50%, 1/22/18		5,000	7,915,212
1.88%, 3/20/19		310	414,780
2.63%, 8/16/19		650	908,244

			13,316,527

Ireland – 0.5%
Irish Life & Permanent Plc, 3.60%, 1/14/13 (c)	USD	1,100	1,097,250

Netherlands – 0.9%
Fortis Bank Nederland NV, 3.38%, 5/19/14	EUR	750	1,012,459
LeasePlan Corp. NV, 3.25%, 5/22/14		950	1,279,347

			2,291,806

Qatar – 0.3%
Qatari Diar Finance QSC, 5.00%, 7/21/20 (c)	USD	630	719,775

Spain – 1.0%
Banco Financiero y de Ahorros SA, 3.88%, 11/30/13	EUR	1,300	1,660,458
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	700	648,463

			2,308,921

United Kingdom – 1.2%
Network Rail Infrastructure Finance Plc, 4.88%, 11/27/15	GBP	1,630	2,981,837

Total Foreign Agency Obligations – 12.9%			30,934,131

Foreign Government Obligations	Par (000)		Value

Australia – 6.3%
Commonwealth of Australia, 3.00%, 9/20/25	AUD	465	680,946
New South Wales Treasury Corp., 2.75%, 11/20/25		1,515	2,072,729
Queensland Treasury Corp., 6.00%, 9/14/17		10,605	12,401,490

			15,155,165

Austria – 1.3%
Republic of Austria, 4.00%, 9/15/16	EUR	2,205	3,210,933

Belgium – 1.5%
Kingdom of Belgium:
2.75%, 3/28/16		995	1,365,571
4.00%, 3/28/17		670	969,381
3.50%, 6/28/17		880	1,245,851

			3,580,803

Denmark – 2.7%
Kingdom of Denmark, 3.13%, 3/17/14		4,860	6,510,494

Finland – 2.1%
Republic of Finland, 4.25%, 7/04/15		3,425	4,895,530

France – 6.3%
French Treasury Note BTAN, 1.75%, 2/25/17		5,650	7,566,925
Republic of France, 4.00%, 10/25/38		4,999	7,389,485

			14,956,410

Italy – 10.7%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16		1,370	1,788,123
4.75%, 9/15/16		4,700	6,298,234
4.00%, 2/01/17		3,100	4,034,406

Foreign Government Obligations	Par (000)		Value

Italy (concluded)
4.75%, 5/01/17	EUR	400	$531,260
4.50%, 2/01/20		1,625	2,083,027
4.25%, 3/01/20		4,490	5,657,015
4.75%, 9/01/21		600	768,085
5.50%, 9/01/22		330	438,781
5.00%, 8/01/39		325	375,440
5.00%, 9/01/40		3,130	3,604,298

			25,578,669

Japan – 17.5%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	813,000	10,698,451
Government of Japan (10 Year):
Series 14, 1.20%, 12/10/17		66,300	920,523
Series 318, 1.00%, 9/20/21		786,000	10,375,109
Government of Japan (20 Year):
Series 99, 2.10%, 12/20/27		630,000	8,912,716
Series 130, 1.80%, 9/20/31		825,000	10,876,870

			41,783,669

Poland – 0.3%
Republic of Poland, 5.13%, 4/21/21	USD	635	739,775

South Africa – 0.8%
Republic of South Africa, 6.50%, 2/28/41	ZAR	19,420	1,911,651

Spain – 5.7%
Kingdom of Spain:
3.15%, 1/31/16	EUR	1,825	2,258,677
3.25%, 4/30/16		1,383	1,704,002
4.25%, 10/31/16		1,390	1,752,460
5.50%, 7/30/17		526	690,367
4.10%, 7/30/18		1,265	1,538,131
4.60%, 7/30/19		1,300	1,589,516
5.50%, 4/30/21		1,275	1,591,776
4.80%, 1/31/24		800	904,346
4.20%, 1/31/37		1,285	1,165,027
4.70%, 7/30/41		360	347,768

			13,542,070

Turks and Caicos Islands – 0.6%
Turks and Caicos Islands, 3.20%, 2/22/16	USD	1,330	1,389,730

United Kingdom – 2.6%
United Kingdom Gilts, 4.50%, 12/07/42	GBP	3,014	6,244,000

Total Foreign Government Obligations – 58.4%			139,498,899

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.2%
Netherlands – 0.3%
Storm BV, Series 2010-1, Class A1, 1.03%, 3/22/52 (a)	EUR	615	795,334

United Kingdom – 1.5%
Arkle Master Issuer Plc:
Series 2010-2A, Class 1A1, 1.83%, 5/17/60 (a)(c)	USD	2,025	2,045,218
Series 2012-1A, Class 2A1, 2.13%, 5/17/60 (a)(c)		578	595,330
Holmes Master Issuer Plc, Series 2010-1A, Class A2, 1.86%, 10/15/54 (a)(c)		841	850,101

			3,490,649

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
6

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
United States – 0.4%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.96%, 11/25/34 (a)	USD 557	$543,862
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.06%, 1/25/35 (a)	497	495,343

		1,039,205

Total Non-Agency Mortgage-Backed Securities – 2.2%		5,325,188

Total Long-Term Investments
(Cost – $211,819,103) – 94.1%		224,973,235

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(e)	11,989,654	11,989,654

Total Short-Term Securities
(Cost – $11,989,654) – 5.0%		11,989,654

Options Purchased	Contracts	Value

Exchange-Traded Put Options – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 12/16/13	510	31,875

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	USD 6,100	150,608

Total Options Purchased
(Cost – $444,703) – 0.1%		182,483

Total Investments before Options Written
(Cost – $224,253,460*) – 99.2%		237,145,372

Options Written	Contracts	Value

Exchange-Traded Put Options – (0.0)%
IMM Euro Dollar Futures, Strike Price USD 98, Expires 12/16/13	510	(19,125)

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	USD 12,200	(133,317)

Total Options Written
(Premiums Received – $379,918) – (0.1)%		(152,442)

Total Investments Net of Options Written – 99.1%		236,992,930
Other Assets Less Liabilities – 0.9%		2,122,572

Net Assets – 100.0%		$239,115,502

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$224,321,100

Gross unrealized appreciation	$23,584,686
Gross unrealized depreciation	(10,760,414)

Net unrealized appreciation	$12,824,272

(a) Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at December 31,	Net	Shares Held at September 30,
Affiliate	2011	Activity	2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,470,012	2,519,642	11,989,654	$3,794

(e)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency		Currency			Settlement	Unrealized Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

EUR	20,000	USD	25,721	UBS AG	10/01/12	$ (20)

ZAR	5,849,000	USD	705,870	Deutsche Bank AG	10/03/12	(3,118)

CAD	700,000	USD	683,902	Citigroup, Inc.	10/17/12	27,839

CAD	35,000	USD	34,685	UBS AG	10/17/12	902

CAD	3,740,000	USD	3,681,650	UBS AG	10/17/12	121,078

DKK	11,923,900	USD	1,991,347	Royal Bank of Scotland Group Plc	10/17/12	64,737

GBP	200,000	USD	324,878	Citigroup, Inc.	10/17/12	(1,937)

GBP	240,000	USD	386,354	Citigroup, Inc.	10/17/12	1,175

GBP	148,400	USD	231,807	Royal Bank of Scotland Group Plc	10/17/12	7,815

GBP	300,000	USD	480,143	UBS AG	10/17/12	4,268

GBP	115,000	USD	179,047	UBS AG	10/17/12	6,645

JPY	172,000,000	USD	2,209,391	Citigroup, Inc.	10/17/12	(5,038)

JPY	67,000,000	USD	860,516	Citigroup, Inc.	10/17/12	(1,843)

JPY	53,000,000	USD	677,290	Citigroup, Inc.	10/17/12	1,958

JPY	37,000,000	USD	470,788	Citigroup, Inc.	10/17/12	3,404

JPY	150,000,000	USD	1,915,538	Citigroup, Inc.	10/17/12	6,863

JPY	50,000,000	USD	631,194	Citigroup, Inc.	10/17/12	9,607

JPY	58,115,000	USD	744,854	UBS AG	10/17/12	(52)

JPY	48,425,000	USD	617,698	UBS AG	10/17/12	2,917

JPY	4,049,605,000	USD	51,047,586	UBS AG	10/17/12	852,176

MXN	931,000	USD	70,311	Citigroup, Inc.	10/17/12	1,864

MXN	31,960,400	USD	2,380,654	Royal Bank of Scotland Group Plc	10/17/12	97,043

NOK	4,797,100	USD	797,512	UBS AG	10/17/12	39,237

PLN	3,949,000	USD	1,141,021	Citigroup, Inc.	10/17/12	88,653

PLN	6,472,000	USD	2,040,694	Credit Suisse Group AG	10/17/12	(25,387)

PLN	1,847,000	USD	522,640	UBS AG	10/17/12	52,495

RUB	28,980,325	USD	935,000	UBS AG	10/17/12	(8,896)

SEK	10,334,000	USD	1,466,090	UBS AG	10/17/12	106,200

SGD	1,178,300	USD	921,783	Royal Bank of Scotland Group Plc	10/17/12	38,346

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
7

Schedule of Investments (continued)	BlackRock International Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	17,524,706	AUD	17,330,500	Commonwealth Bank of Australia	10/17/12	$ (419,032)

USD	558,932	AUD	545,000	UBS AG	10/17/12	(5,352)

USD	496,509	CAD	505,000	Citigroup, Inc.	10/17/12	(16,961)

USD	1,811,615	CHF	1,725,500	Citigroup, Inc.	10/17/12	(23,733)

USD	255,810	GBP	165,000	Citigroup, Inc.	10/17/12	(10,617)

USD	365,241	GBP	235,000	Royal Bank of Scotland Group Plc	10/17/12	(14,215)

USD	452,611	GBP	285,000	UBS AG	10/17/12	(7,580)

USD	314,867	GBP	195,000	UBS AG	10/17/12	(1)

USD	432,483	JPY	33,850,000	Citigroup, Inc.	10/17/12	(1,339)

USD	319,835	JPY	25,060,000	Citigroup, Inc.	10/17/12	(1,334)

USD	518,786	JPY	40,550,000	Citigroup, Inc.	10/17/12	(903)

USD	495,853	JPY	38,745,000	Citigroup, Inc.	10/17/12	(703)

USD	223,953	JPY	17,500,000	Citigroup, Inc.	10/17/12	(327)

USD	1,217,340	JPY	95,000,000	Citigroup, Inc.	10/17/12	(181)

USD	482,871	JPY	37,690,000	Deutsche Bank AG	10/17/12	(164)

USD	3,444,027	JPY	270,000,000	UBS AG	10/17/12	(16,295)

USD	311,975	JPY	24,500,000	UBS AG	10/17/12	(2,017)

USD	537,194	JPY	42,000,000	UBS AG	10/17/12	(1,078)

USD	794,270	JPY	62,045,000	UBS AG	10/17/12	(900)

USD	450,007	JPY	35,165,000	UBS AG	10/17/12	(668)

USD	1,750,456	JPY	136,175,000	UBS AG	10/17/12	5,237

USD	406,748	NOK	2,321,000	Royal Bank of Scotland Group Plc	10/17/12	1,901

USD	2,072,147	NZD	2,637,000	Royal Bank of Scotland Group Plc	10/17/12	(110,625)

USD	402,623	PLN	1,395,000	Citigroup, Inc.	10/17/12	(31,764)

USD	1,698,990	PLN	5,780,500	Royal Bank of Scotland Group Plc	10/17/12	(100,992)

USD	704,500	ZAR	5,849,000	Deutsche Bank AG	10/17/12	3,644

USD	561,614	ZAR	4,744,000	Royal Bank of Scotland Group Plc	10/17/12	(6,835)

USD	565,893	ZAR	4,690,000	Royal Bank of Scotland Group Plc	10/17/12	3,914

ZAR	13,000,000	USD	1,572,394	UBS AG	10/17/12	(14,671)

EUR	1,285,000	USD	1,689,916	Citigroup, Inc.	10/22/12	(38,220)

EUR	500,000	USD	653,060	Citigroup, Inc.	10/22/12	(10,377)

EUR	360,000	USD	470,140	Citigroup, Inc.	10/22/12	(7,408)

EUR	1,500,000	USD	1,933,913	Citigroup, Inc.	10/22/12	(5,862)

EUR	660,000	USD	852,634	Citigroup, Inc.	10/22/12	(4,292)

EUR	520,000	USD	648,736	Citigroup, Inc.	10/22/12	19,654

EUR	315,000	USD	383,965	Citigroup, Inc.	10/22/12	20,925

EUR	541,000	USD	666,004	Citigroup, Inc.	10/22/12	29,379

EUR	550,000	USD	685,799	Deutsche Bank AG	10/22/12	21,152

EUR	4,000,000	USD	5,027,504	Deutsche Bank AG	10/22/12	113,963

EUR	335,000	USD	431,061	UBS AG	10/22/12	(463)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	900,000	USD	1,150,117	UBS AG	10/22/12	$6,713

EUR	350,000	USD	429,152	UBS AG	10/22/12	20,726

EUR	1,410,000	USD	1,741,832	UBS AG	10/22/12	70,535

USD	1,665,222	EUR	1,349,000	BNP Paribas SA	10/22/12	(68,738)

USD	27,534,734	EUR	22,459,000	Citigroup, Inc.	10/22/12	(1,333,320)

USD	453,699	EUR	375,000	Citigroup, Inc.	10/22/12	(28,313)

USD	224,529	EUR	185,000	Citigroup, Inc.	10/22/12	(13,264)

USD	321,064	EUR	255,000	Citigroup, Inc.	10/22/12	(6,705)

USD	251,417	EUR	200,000	Citigroup, Inc.	10/22/12	(5,656)

USD	1,229,357	EUR	960,000	Citigroup, Inc.	10/22/12	(4,595)

USD	428,485	EUR	335,000	Citigroup, Inc.	10/22/12	(2,113)

USD	501,693	EUR	390,000	Citigroup, Inc.	10/22/12	400

USD	334,634	EUR	277,000	Deutsche Bank AG	10/22/12	(21,413)

USD	914,281	EUR	700,000	JPMorgan Chase & Co.	10/22/12	14,524

USD	1,041,699	EUR	845,000	UBS AG	10/22/12	(44,436)

USD	785,665	EUR	630,000	UBS AG	10/22/12	(24,116)

USD	448,395	EUR	365,000	UBS AG	10/22/12	(20,764)

USD	725,150	EUR	575,000	UBS AG	10/22/12	(13,936)

USD	321,121	EUR	260,000	UBS AG	10/22/12	(13,075)

USD	245,562	EUR	200,000	UBS AG	10/22/12	(11,512)

USD	228,775	EUR	180,000	UBS AG	10/22/12	(2,591)

USD	25,727	EUR	20,000	UBS AG	10/22/12	20

USD	51,611	EUR	40,000	UBS AG	10/22/12	197

EUR	575,000	USD	730,877	Citigroup, Inc.	11/05/12	8,318

EUR	895,000	USD	1,165,211	UBS AG	11/05/12	(14,639)

EUR	455,000	USD	586,672	UBS AG	11/05/12	(1,744)

MYR	4,181,000	USD	1,328,398	UBS AG	11/05/12	35,541

USD	4,327,551	EUR	3,488,000	UBS AG	11/05/12	(156,468)

EUR	875,778	HUF	250,031,064	Deutsche Bank AG	11/14/12	6,578

ZAR	5,110,000	USD	605,023	Citigroup, Inc.	11/19/12	4,429

USD	2,207,246	DKK	13,019,000	Barclays Plc	1/02/13	(41,729)

Total						$(807,355)

—	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

1	Ultra Treasury Bonds	Chicago Board Options	December 2012	USD	165,219	$ (1,881)
37	Canadian Government Bonds (10 Year)	Montreal	December 2012	USD	5,166,677	36,999
3	Gilt British	London	December 2012	USD	584,333	(963)

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
8

Schedule of Investments (continued)	BlackRock International Bond Portfolio

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

			December
64	Euro-Bund	Eurex	2012	USD	11,659,616	$(25,076)
			December
12	Euro-Buxl	Eurex	2012	USD	2,053,715	(2,139)
	Japanese
	Government
	Bonds		December
8	(10 Year)	Tokyo	2012	USD	14,781,138	52,386

Total						$ 59,326

—	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

	U.S. Treasury Notes	Chicago Board	December
1	(2 Year)	Options	2012	USD	220,531	$ (89)
	U.S. Treasury Notes	Chicago Board	December
92	(5 Year)	Options	2012	USD	11,466,219	(54,406)
	U.S. Treasury Notes	Chicago Board	December
60	(10 Year)	Options	2012	USD	8,009,062	(42,942)
	U.S. Treasury Bonds	Chicago Board	December
5	(30 Year)	Options	2012	USD	746,875	1,874
	Australian
	Government
	Bonds		December
161	(3 Year)	Sydney	2012	USD	49,935,351	(66,019)
	Australian
	Government
	Bonds		December
9	(10 Year)	Sydney	2012	USD	8,991,123	(20,805)
			December
23	Euro-Bobl	Eurex	2012	USD	3,714,912	6,244
			December
217	Euro-Schatz	Eurex	2012	USD	30,874,913	32,426

Total						$(143,717)

—	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

2.73%[1]	3-month Certificate of Deposit	Citigroup, Inc.	8/09/17	KRW	1,967,245	$ (5,563)

1.78%[2]	6-month EURIBOR	Citigroup, Inc.	9/28/22		EUR 1,210	(9,412)

Total						$(14,975)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$6,059,496	–	$6,059,496
Capital Trusts	–	101,510	–	101,510
Corporate Bonds	–	43,054,011	–	43,054,011
Foreign Agency Obligations	–	30,934,131	–	30,934,131
Foreign Government Obligations	–	139,498,899	–	139,498,899
Non-Agency Mortgage-Backed Securities	–	5,325,188	–	5,325,188
Short-Term Securities	$11,989,654	–	–	11,989,654

Total	$11,989,654	$224,973,235	–	$236,962,889

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
9

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,922,972	–	$1,922,972
Interest rate contracts	$161,804	150,608	–	312,412
Liabilities:
Foreign currency exchange contracts	(3,138)	(2,727,189)	–	(2,730,327)
Interest rate contracts	(233,445)	(148,292)	–	(381,737)

Total	$(74,779)	$(801,901)	–	$(876,680)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$8,706	–	–	$8,706
Foreign currency at value	1,313,683	–	–	1,313,683
Cash pledged as collateral for financial futures contracts	1,004,000	–	–	1,004,000
Liabilities:
Cash received as collateral for swap contracts	–	$(100,000)	–	(100,000)

Total	$2,326,389	$(100,000)	–	$2,226,389

There were no transfers between levels during the period ended September 30, 2012.

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
10

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments September 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Cayman Islands – 0.2%
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)	USD	5,280	$5,314,568
Carlyle High Yield Partners, Series 2007-10A, Class D, 1.66%, 4/19/22 (a)(b)		2,500	1,851,250

			7,165,818

United Kingdom – 0.4%
Motor, Series 12X, Class A2, 1.27%, 2/25/20	GBP	5,118	8,297,432
RMS, Series 26, Class A1, 0.00%, 2/14/41 (b)		3,056	5,005,166

			13,302,598

United States – 9.9%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	3,384	3,535,816
AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/43 (a)		2,940	2,951,172
Ally Auto Receivables Trust, Series 2010-5, Class C, 2.90%, 5/15/17 (a)		2,470	2,536,646
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		2,000	2,125,114
Series 2011-5, Class C, 3.44%, 10/08/17		4,500	4,697,240
Series 2012-2, Class C, 2.64%, 10/10/17		2,575	2,636,205
Series 2012-2, Class D, 3.38%, 4/09/18		3,540	3,633,024
Series 2012-3, Class C, 2.42%, 5/08/18		2,540	2,583,932
Series 2012-3, Class D, 3.03%, 7/09/18		1,680	1,704,295
Series 2012-4, Class B, 1.31%, 11/08/17		1,675	1,677,345
Series 2012-4, Class C, 1.93%, 8/08/18		2,640	2,645,122
Series 2012-4, Class D, 2.68%, 10/09/18		955	956,729
Series 2012-4, Class E, 3.82%, 2/10/20		3,355	3,361,610
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (b)	GBP	1,500	2,471,180
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17	USD	1,515	1,531,377
Series 2012-1, Class C, 2.20%, 10/16/17		910	923,826
Series 2012-1, Class D, 3.09%, 8/15/18		2,000	2,020,642
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.83%, 11/07/23 (a)(b)		2,320	2,325,986
Series 2012-1A, Class C, 2.23%, 11/07/23 (a)(b)		1,495	1,498,836
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18 (a)		1,573	1,573,305
Series 2010-1, Class B, 3.63%, 10/15/18 (a)		5,450	5,504,200
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		5,000	5,072,050
Series 2011-1, Class B, 3.96%, 9/15/19 (a)		2,250	2,321,687
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,865	3,864,343
Series 2012-2A, Class B, 2.21%, 9/15/20 (a)		1,750	1,749,598
DT Auto Owner Trust:
Series 2011-1A, Class B, 1.94%, 12/16/13 (a)		645	645,078
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		1,840	1,867,252
Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		7,295	7,536,363

Asset-Backed Securities		Par (000)	Value

United States (continued)
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)	USD	2,500	$2,505,550
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,400	1,404,514
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,285	3,334,958
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		480	480,850
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	200,431
Series 2012-2A, Class D, 4.35%, 3/15/19 (a)		1,230	1,233,645
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF16, Class 2A4, 0.43%, 12/25/36 (b)		11,870	5,629,620
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		1,265	1,279,937
Series 2011-2, Class C, 2.37%, 9/15/15		3,025	3,033,615
Series 2011-2, Class D, 2.86%, 9/15/15		2,100	2,105,861
Series 2012-1, Class C, 1.72%, 1/15/16 (b)		3,470	3,483,571
Series 2012-1, Class D, 2.32%, 1/15/16 (b)		3,250	3,271,125
Series 2012-2, Class C, 2.86%, 1/15/19		815	836,194
Series 2012-2, Class D, 3.50%, 1/15/19		1,445	1,470,243
Series 2012-4, Class C, 1.39%, 9/15/16		1,975	1,975,000
Series 2012-4, Class D, 2.09%, 9/15/16		3,445	3,445,000
GSAA Trust, Series 2005-11, Class 2A1, 0.50%, 10/25/35 (b)		4,751	4,160,886
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,010	2,038,166
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.54%, 8/23/27 (b)		1,910	1,812,489
Series 2008-3, Class A4, 2.08%, 11/25/24 (b)		4,435	4,656,883
PFS Financing Corp.:
Series 2012-AA, Class A, 1.42%, 2/15/16 (a)(b)		3,490	3,501,915
Series 2012-AA, Class B, 1.92%, 2/15/16 (a)(b)		4,965	4,965,015
Series 2012-BA, Class B, 1.72%, 10/17/16 (a)(b)		4,030	4,030,000
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)		6,670	6,690,015
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)		9,734	9,767,778
Series 2011-S1A, Class D, 3.15%, 8/15/16 (a)		4,453	4,469,737
Series 2011-WO, Class C, 3.19%, 10/15/15 (a)		9,310	9,585,036
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		2,580	2,679,245
Series 2011-1, Class D, 4.01%, 2/15/17		5,000	5,109,565
Series 2011-3, Class C, 3.09%, 5/15/17		1,000	1,031,116
Series 2011-4, Class C, 3.82%, 8/15/17		445	459,116
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		2,043	2,048,677
Series 2011-S1A, Class C, 1.89%, 5/15/17 (a)		980	983,503
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		3,658	3,672,525

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

United States (concluded)
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	USD	126	$126,315
Series 2011-S2A, Class D, 3.35%, 6/15/17 (a)		3,339	3,357,366
Series 2012-1, Class B, 2.72%, 5/16/16		1,780	1,813,469
Series 2012-1, Class C, 3.78%, 11/15/17		2,400	2,516,638
Series 2012-3, Class B, 1.94%, 12/15/16		4,175	4,193,637
Series 2012-3, Class C, 3.01%, 4/16/18		5,690	5,769,848
Series 2012-3, Class D, 3.64%, 5/15/18		4,685	4,777,805
Series 2012-4, Class C, 2.94%, 12/15/17		3,395	3,468,998
Series 2012-4, Class D, 3.50%, 6/15/18		4,590	4,667,507
Series 2012-5, Class B, 1.56%, 8/15/18		3,740	3,749,758
Series 2012-5, Class C, 2.70%, 8/15/18		1,780	1,807,072
Series 2012-5, Class D, 3.30%, 9/17/18		1,515	1,557,179
Scholar Funding Trust, Series 2011-A, Class A, 1.35%, 10/28/43 (a)(b)		5,328	5,215,582
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.79%, 3/15/22 (b)		6,662	6,488,969
Series 2004-B, Class A2, 0.59%, 6/15/21 (b)		3,203	3,124,433
Series 2005-A, Class A3, 0.59%, 6/15/23 (b)		10,055	8,968,175
Series 2011-A, Class A3, 2.72%, 1/15/43 (a)(b)		13,525	13,703,692
Series 2011-B, Class A3, 2.47%, 6/16/42 (a)(b)		4,550	4,613,309
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		2,880	3,161,517
Series 2012-A, Class A1, 1.62%, 8/15/25 (a)(b)		2,340	2,365,365
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		3,415	3,650,905
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		5,000	5,308,365
Series 2012-C, Class A1, 1.32%, 8/15/23 (a)(b)		5,295	5,331,968
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,526,367
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		10,990	11,424,083
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		7,700	7,808,730
Series 2012-C, Class C, 4.55%, 8/15/22		4,510	4,533,182
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,282,124

			318,614,112

Total Asset-Backed Securities – 10.5%			339,082,528

Collateralized Debt Obligations		Par (000)	Value

Cayman Islands – 3.7%
ARES CLO Ltd., Series 2012-2A, Class C, 3.83%, 10/12/23 (a)(b)		2,000	1,905,000
Atrium CDO Corp., Series 5A, Class C, 1.98%, 7/20/20 (a)(b)		5,000	3,975,000
Babson CLO, Inc., Series 2007-1A, Class C, 1.71%, 1/18/21 (a)(b)		4,500	3,488,850
Callidus Debt Partners CLO Fund VII Ltd., Series 7A, Class C, 2.70%, 1/21/21 (a)(b)		2,500	2,156,250

Collateralized Debt Obligations		Par (000)	Value

Cayman Islands (concluded)
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)	USD	4,000	$4,094,400
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		4,739	4,147,796
ECP CLO Ltd., Series 2008-1A, Class A2, 3.39%, 3/17/22 (a)(b)		6,175	6,113,250
Fraser Sullivan CLO Ltd.:
Series 2006-2A, Class B, 0.78%, 12/20/20 (a)(b)		2,000	1,795,000
Series 2011-5A, Class D, 4.48%, 2/23/21 (a)(b)		1,000	890,000
Series 2012-7A, Class C, 4.47%, 4/20/23 (a)(b)		3,000	2,669,490
Series 2012-7A, Class D, 5.97%, 4/20/23 (a)(b)		5,000	4,319,950
Galaxy CLO Ltd., Series 2012-12A, Class A, 2.18%, 5/19/23 (a)(b)		11,500	11,442,500
Goldentree Loan Opportunities VI Ltd.:
Series 2012-6A, Class D, 4.66%, 4/17/22 (a)(b)		4,900	4,459,490
Series 2012-6A, Class E, 5.96%, 4/17/22 (a)(b)		7,000	6,009,500
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.89%, 8/01/22 (a)(b)		2,500	2,150,000
Highbridge Loan Management Ltd., Series 2012-1A, Class B, 4.86%, 9/20/22 (a)(b)		3,000	2,948,100
ING Investment Management:
Series 2012-2A, Class A, 1.97%, 10/15/22 (a)(b)		6,455	6,455,000
Series 2012-2A, Class C, 3.89%, 10/15/22 (a)(b)		5,000	4,700,000
Series 2012-3A, Class A, 1.81%, 10/15/22 (a)(b)		11,965	11,925,025
Series 2012-3A, Class D, 5.11%, 10/15/22 (a)(b)		4,000	3,875,696
Series 2012-3A, Class E, 6.21%, 10/15/22 (a)(b)		1,500	1,376,148
LCM IX LP:
Series 10A, Class C, 3.61%, 4/15/22 (a)(b)		5,000	4,826,500
Series 10A, Class E, 6.21%, 4/15/22 (a)(b)		2,000	1,745,600
Series 9A, Class E, 4.66%, 7/14/22 (a)(b)		3,000	2,367,900
Madison Park Funding I Ltd., Series 2012-8A, Class D, 5.12%, 4/22/22 (a)(b)		3,250	2,935,400
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.81%, 10/16/23 (a)(b)		2,143	2,087,132
Series 2012-1A, Class C, 3.91%, 10/16/23 (a)(b)		1,964	1,895,181
Morgan Stanley Managed ACES SPC, Series 2007-22A, Class D, 5.26%, 12/20/12 (a)(b)		4,250	4,271,250
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.18%, 9/14/23 (a)(b)		2,500	2,399,250
Symphony CLO VI Ltd., Series 2008-6A, Class B, 4.46%, 7/16/19 (a)(b)		6,000	5,805,540

			119,230,198

United States – 0.4%
Canaras Summit CLO Ltd., Series 2007-1A, Class C, 1.18%, 6/19/21 (a)(b)		2,250	1,811,250

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
12

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Collateralized Debt Obligations		Par (000)	Value

United States (concluded)
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.86%, 11/15/17 (b)	USD	5,000	$4,505,500
Morgan Stanley, Series 2007-XLC1, Class A2 0.49%, 7/17/17 (b)		7,970	7,501,327

			13,818,077

Total Collateralized Debt Obligations – 4.1%			133,048,275

Corporate Bonds		Par (000)	Value

Australia – 0.5%
BHP Billiton Finance Ltd.:
3.25%, 9/24/27	EUR	2,624	3,324,662
4.30%, 9/25/42	GBP	4,960	7,862,700
SPI Australia Assets Pty Ltd., 3.30%, 4/09/23	USD	6,400	6,390,976

			17,578,338

Belgium – 0.3%
Anheuser-Busch InBev NV, 2.00%, 12/16/19	EUR	5,280	6,824,212
Ontex IV SA:
7.50%, 4/15/18		979	1,276,935
9.00%, 4/15/19		560	692,642

			8,793,789

Bermuda – 0.2%
Digicel Ltd., 8.25%, 9/01/17 (a)	USD	2,345	2,532,600
Seadrill Ltd., 5.63%, 9/15/17 (a)		4,470	4,503,525

			7,036,125

Brazil – 0.1%
OGX Austria GmbH:
8.50%, 6/01/18 (a)(c)		1,448	1,303,200
8.38%, 4/01/22 (a)		2,190	1,905,300

			3,208,500

British Virgin Islands – 0.3%
Big Will Investments Ltd., 10.88%, 4/29/16		2,600	2,665,801
HLP Finance Ltd., 4.75%, 6/25/22		7,250	7,702,842

			10,368,643

Canada – 0.4%
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,130	3,349,100
6.38%, 1/30/23 (a)		2,845	3,037,038
New Gold, Inc., 7.00%, 4/15/20 (a)		690	731,400
Novelis, Inc., 8.75%, 12/15/20		3,930	4,352,475

			11,470,013

Cayman Islands – 1.4%
China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17 (d)	HKD	45,000	6,116,803
Fantasia Holdings Group Co. Ltd., 13.75%, 9/27/17	USD	4,100	3,991,145
Hidili Industry International Development Ltd., 8.63%, 11/04/15		3,000	2,355,000
Kaisa Group Holdings Ltd., 12.88%, 9/18/17		4,000	4,034,140
Transocean, Inc.:
5.05%, 12/15/16		10,000	11,174,570
2.50%, 10/15/17		4,250	4,273,558
6.50%, 11/15/20		6,355	7,589,014
3.80%, 10/15/22		6,752	6,786,955

			46,321,185

France – 0.4%
Arkema SA, 3.85%, 4/30/20	EUR	3,100	4,253,308
Klepierre, 2.75%, 9/17/19		2,000	2,547,945

Corporate Bonds		Par (000)	Value

France (concluded)
Pernod-Ricard SA:
5.75%, 4/07/21 (a)	USD	930	$1,106,458
4.45%, 1/15/22 (a)		3,520	3,880,638
5.50%, 1/15/42 (a)		2,040	2,327,848

			14,116,197

Germany – 0.3%
IVG Immobilien AG, 8.00%, 5/29/49 (b)	EUR	1,300	818,577
Linde AG, 1.75%, 9/17/20		5,965	7,565,672

			8,384,249

Hong Kong – 0.2%
Gemdale International Holding Ltd., 9.15%, 7/06/15	CNY	12,000	1,981,584
Sino MTN Ltd., 3.25%, 9/21/17	USD	5,000	4,991,175

			6,972,759

India – 0.4%
Axis Bank Ltd., 5.13%, 9/05/17		3,300	3,417,731
ICICI Bank Ltd., 4.70%, 2/21/18		5,100	5,305,744
IDBI Bank Ltd., 4.38%, 3/26/18		5,000	5,001,770

			13,725,245

Ireland – 0.2%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17 (a)		590	632,038
9.13%, 10/15/20 (a)		1,103	1,166,423
Porsche International Financing Plc, 3.88%, 2/01/16	EUR	4,109	5,660,977

			7,459,438

Italy – 0.3%
Buzzi Unicem SpA, 6.25%, 9/28/18		2,839	3,657,377
Intesa Sanpaolo SpA, 3.75%, 3/02/20 (b)		900	997,520
Snam SpA, 3.88%, 3/19/18		3,698	4,761,504

			9,416,401

Luxembourg – 0.6%
ArcelorMittal, 6.13%, 6/01/18	USD	5,000	4,967,250
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	1,348	1,634,808
GCL Holdings SCA, 9.38%, 4/15/18		1,350	1,760,839
Intelsat Luxembourg SA, 11.50%, 2/04/17 (e)	USD	3,760	3,985,600
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	1,781	1,916,764
Spie BondCo 3 SCA, 11.00%, 8/15/19		1,780	2,401,758
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		1,687	2,189,558

			18,856,577

Malaysia – 0.3%
SSG Resources Ltd., 4.25%, 10/04/22	USD	7,750	7,902,675

Marshall Islands – 0.0%
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		1,095	1,088,156

Mongolia – 0.1%
Trade & Development Bank of Mongolia LLC, 8.50%, 9/20/15		1,800	1,760,137

Netherlands – 1.2%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	4,400	5,715,793
Iberdrola International BV, 4.50%, 9/21/17		1,100	1,428,923
ING Bank NV:
1.11%, 5/23/16 (b)	USD	900	837,000
2.00%, 8/28/20	EUR	6,435	8,313,122
6.13%, 5/29/23 (b)		740	969,956
ING Verzekeringen NV, 2.09%, 6/21/21 (b)		3,360	4,145,056

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Netherlands (concluded)
Louis Dreyfus Commodities BV, 8.25%, 12/31/49 (b)	USD	4,000	$4,167,000
LyondellBasell Industries NV, 5.75%, 4/15/24		5,000	5,687,500
Refresco Group BV, 7.38%, 5/15/18	EUR	457	565,245
Siemens Financieringsmaatschappij NV, 2.75%, 9/10/25	GBP	3,800	6,058,635

			37,888,230

Singapore – 0.9%
BOC Aviation Pte Ltd., 2.88%, 10/10/17	USD	3,900	3,893,811
CapitaLand Ltd., 2.88%, 9/03/16	SGD	5,000	4,125,583
CapitaLand Treasury Ltd., 4.08%, 9/20/22	USD	5,300	5,335,616
Olam International Ltd., 5.75%, 9/20/17		2,100	2,098,780
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22		7,000	7,233,905
SP PowerAssets Ltd.:
2.70%, 9/14/22		3,700	3,645,414
3.40%, 9/19/32	SGD	3,000	2,461,728

			28,794,837

Spain – 0.7%
Ayt Cedulas Cajas Global:
3.50%, 3/14/16	EUR	1,200	1,313,019
4.00%, 3/21/17		1,700	1,816,460
4.25%, 6/14/18		300	310,222
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		2,600	3,009,422
AyT Cedulas Cajas VIII Fondo de Titulizacion de Activos, 4.25%, 11/18/19		300	296,335
AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25		4,500	3,781,878
Banco Santander SA:
3.25%, 2/17/15		2,400	3,096,394
4.13%, 1/09/17		2,000	2,596,520
Cedulas TDA 6 Fondo De Titulizacion De Activos:
3.88%, 5/23/25		1,400	1,196,899
4.25%, 4/10/31		2,900	2,396,143
Cedulas TDA 7 Fondo De Titulizacion De Activos, 3.50%, 6/20/17		100	102,804
Santander International Debt SAU, 4.13%, 10/04/17		1,250	1,543,306
Telefonica Emisiones SAU:
4.69%, 11/11/19		50	62,670
5.60%, 3/12/20	GBP	800	1,269,286

			22,791,358

Sweden – 0.1%
Verisure Holding AB, 8.75%, 9/01/18	EUR	1,647	2,190,554

Thailand – 0.2%
PTT Global Chemical PCL, 4.25%, 9/19/22	USD	5,000	5,051,205

United Arab Emirates – 0.0%
ICICI Bank Ltd./Dubai, 4.75%, 11/25/16 (a)		1,350	1,398,061

United Kingdom – 1.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	740	1,075,460
EC Finance Plc, 9.75%, 8/01/17	EUR	270	365,179
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	985	1,395,737
Gala Group Finance Plc, 8.88%, 9/01/18		2,683	4,137,558
Hammerson Plc, 2.75%, 9/26/19	EUR	1,895	2,436,143
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	1,418	2,158,130
INEOS Finance Plc:
8.38%, 2/15/19 (a)	USD	2,250	2,368,125
7.50%, 5/01/20 (a)		805	817,075
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	1,671	2,907,460
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (b)	EUR	4,506	6,648,009
6.50%, 9/17/40	GBP	1,650	3,156,031

Corporate Bonds		Par (000)	Value

United Kingdom (concluded)
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)	USD	2,150	$2,415,955
OTE Plc, 7.25%, 2/12/15 (f)	EUR	680	672,852
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	1,481	2,406,473
Punch Taverns Finance Plc, 7.27%, 4/15/22		510	778,255
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27		4,291	5,959,050

			39,697,492

United States – 17.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22	USD	2,105	2,226,038
AMC Networks, Inc., 7.75%, 7/15/21		4,280	4,836,400
American International Group, Inc., 3.80%, 3/22/17		6,338	6,817,229
AT&T Inc., 5.55%, 8/15/41		255	317,424
Atwood Oceanics, Inc., 6.50%, 2/01/20		825	882,750
Bank of America Corp.:
3.88%, 3/22/17		14,000	15,065,932
5.65%, 5/01/18 (g)		4,185	4,771,637
5.70%, 1/24/22 (g)		18,710	21,976,036
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		3,980	4,253,625
Berry Petroleum Co., 6.38%, 9/15/22		2,080	2,194,400
BMC Software, Inc., 4.25%, 2/15/22		1,040	1,076,804
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		3,180	3,418,500
8.50%, 2/15/20 (a)(c)		6,080	6,080,000
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		3,320	3,602,200
Ceridian Corp., 8.88%, 7/15/19 (a)		3,715	4,012,200
China Resources Gas Group Ltd., 4.50%, 4/05/22		4,900	5,325,320
Choice Hotels International, Inc., 5.75%, 7/01/22		1,170	1,275,300
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,570	1,628,875
CIT Group, Inc.:
5.50%, 2/15/19 (a)		4,000	4,330,000
5.00%, 8/15/22		2,470	2,569,800
Citigroup, Inc.:
4.45%, 1/10/17		350	384,432
4.50%, 1/14/22		5,000	5,489,910
Clean Harbors, Inc., 5.25%, 8/01/20 (a)		2,673	2,753,190
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		9,000	9,697,500
Comcast Corp., 4.65%, 7/15/42		3,012	3,221,662
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		8,030	8,202,645
Covanta Holding Corp., 6.38%, 10/01/22		2,070	2,250,456
Coventry Health Care, Inc., 5.45%, 6/15/21		15,269	17,875,632
Cricket Communications, Inc., 7.75%, 5/15/16		3,000	3,165,000
DaVita, Inc., 5.75%, 8/15/22		2,369	2,463,760
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.38%, 9/14/29	GBP	2,023	3,275,545
6.38%, 3/01/41	USD	1,878	2,198,554
Discover Bank, 8.70%, 11/18/19		2,790	3,602,409
DISH DBS Corp., 5.88%, 7/15/22 (a)		5,245	5,376,125
Dollar General Corp., 4.13%, 7/15/17		3,241	3,386,845
El Paso LLC, 7.75%, 1/15/32		3,000	3,493,857
El Paso Pipeline Partners Operating Co. LLC:
4.10%, 11/15/15		6,687	7,107,472
6.50%, 4/01/20		700	830,435
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		13,500	15,187,500
Energy Transfer Partners LP, 6.50%, 2/01/42		5,100	5,885,043
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		5,000	5,300,000

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
14

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

United States (continued)
EP Energy LLC/EP Energy Finance, Inc., 6.88%, 5/01/19 (a)	USD	1,260	$1,348,200
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/01/22 (a)		1,400	1,428,000
First Data Corp.:
7.38%, 6/15/19 (a)		3,465	3,573,281
8.88%, 8/15/20 (a)		4,000	4,360,000
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		7,040	7,179,652
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		5,000	5,325,000
General Cable Corp., 5.75%, 10/01/22 (a)		1,310	1,329,650
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		22,134	25,495,623
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		905	938,938
H&E Equipment Services, Inc., 7.00%, 9/01/22 (a)		1,525	1,586,000
HD Supply, Inc., 8.13%, 4/15/19 (a)		4,000	4,340,000
Hexion U.S. Finance Corp., 6.63%, 4/15/20		2,915	2,966,013
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (a)		1,140	1,197,000
Hologic, Inc., 6.25%, 8/01/20 (a)		3,674	3,894,440
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		3,900	4,197,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		5,000	5,362,500
Infor US, Inc., 9.38%, 4/01/19 (a)		2,180	2,419,800
International Paper Co., 6.00%, 11/15/41		4,220	5,142,222
JPMorgan Chase & Co.:
4.50%, 1/24/22		4,500	4,991,625
3.25%, 9/23/22		5,790	5,870,446
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17 (g)		6,960	8,236,290
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		3,365	3,449,125
Kraft Foods Group, Inc.:
3.50%, 6/06/22 (a)		7,139	7,543,003
5.00%, 6/04/42 (a)		3,601	4,017,193
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,875	3,255,938
7.38%, 5/01/22		935	1,009,800
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)(c)		1,000	1,050,000
Level 3 Financing, Inc., 8.13%, 7/01/19		5,410	5,748,125
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		6,000	5,970,000
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		6,260	7,308,469
7.45%, 7/15/17		13,264	16,400,445
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.50%, 2/15/23		1,430	1,497,925
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		1,066	1,004,723
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		110	118,800
6.63%, 11/15/20		4,400	4,609,000
NBCUniversal Media LLC, 2.88%, 1/15/23		2,570	2,565,297
NCR Corp., 5.00%, 7/15/22 (a)		1,000	1,010,000
The New York Times Co., 6.63%, 12/15/16		5,020	5,459,250
NRG Energy, Inc., 6.63%, 3/15/23 (a)		1,945	1,988,763
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,700	2,787,750
Omnicare, Inc., 7.75%, 6/01/20		2,000	2,200,000
PDC Energy, Inc., 7.75%, 10/15/22 (a)		1,010	1,010,000
Pioneer Natural Resources Co., 7.20%, 1/15/28		9,010	11,269,185
Premier Oil, 5.11%, 5/10/18		12,700	13,081,000
QVC, Inc., 7.50%, 10/01/19 (a)		2,000	2,213,012

Corporate Bonds		Par (000)	Value

United States (concluded)
Range Resources Corp.:
7.25%, 5/01/18	USD	5,620	$5,943,150
5.75%, 6/01/21		1,690	1,816,750
Realogy Corp.:
7.88%, 2/15/19 (a)(c)		1,960	2,058,000
7.63%, 1/15/20 (a)(c)		3,425	3,776,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		2,295	2,478,600
9.88%, 8/15/19		3,110	3,308,263
5.75%, 10/15/20 (a)		2,000	2,000,000
6.88%, 2/15/21		1,685	1,777,675
Rock-Tenn Co., 4.00%, 3/01/23 (a)		2,700	2,743,629
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,195	2,227,925
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		3,025	3,115,750
ServiceMaster Co., 8.00%, 2/15/20		1,905	2,019,300
Sprint Capital Corp., 6.88%, 11/15/28		4,560	4,195,200
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		7,390	8,868,000
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		1,350	1,393,875
Tiers Trust, Series 2012-01, 2.19%, 5/12/14 (a)(b)		17,200	17,200,000
Time Warner Cable, Inc., 4.50%, 9/15/42		4,166	4,154,656
TMX Finance LLC/TitleMax Finance Corp.:
13.25%, 7/15/15		1,500	1,665,000
13.25%, 7/15/15		1,000	1,110,000
Transocean, Inc., 6.00%, 3/15/18		18,270	21,334,445
Tronox Finance LLC, 6.38%, 8/15/20 (a)		7,015	7,085,150
United Surgical Partners International, Inc., 9.00%, 4/01/20 (a)		820	889,700
UR Merger Sub Corp.:
5.75%, 7/15/18 (a)		753	795,356
7.38%, 5/15/20 (a)		3,595	3,864,625
7.63%, 4/15/22 (a)		1,874	2,052,030
Valeant Pharmaceuticals International, 6.75%, 8/15/21 (a)		5,622	5,832,825
VWR Funding, Inc., 7.25%, 9/15/17 (a)		3,926	3,984,890
Western Gas Partners LP, 5.38%, 6/01/21		9,303	10,573,790
The Williams Cos., Inc., 7.88%, 9/01/21		4,865	6,378,662
Windstream Corp., 7.88%, 11/01/17		2,000	2,235,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		3,380	3,692,650
10.13%, 7/01/20		1,880	2,077,400

			558,205,659

Total Corporate Bonds – 27.5%			890,475,823

Floating Rate Loan Interests (b)	Par (000)	Value

United States – 5.4%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19	3,980	3,999,900
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 9/11/19	1,240	1,245,431
American Capital Ltd. (FKA American Capital Strategies Ltd.), Loans, 5.50%, 8/22/16	2,639	2,639,000
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	2,363	2,354,263
Asurion LLC (FKA Asurion Corp.), Term Loan (First Lien), 5.50%, 5/24/18	2,845	2,860,560
Avaya, Inc., Term B-1 Loan, 3.18%, 10/24/14	2,804	2,719,809
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19	2,050	2,070,792

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

United States (continued)
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.22%, 1/28/15	USD	340	$329,314
Term B-3 Loan, 3.22%, 1/28/15		2,450	2,372,811
Term B-4 Loan, 9.50%, 10/31/16		5,767	5,913,901
Term B-6 Loan, 5.47%, 1/28/18		2,160	1,958,861
Cequel Communications LLC, Term Loan, 4.00%, 2/14/19		4,313	4,327,688
Chesapeake Energy Corp., Loan, 8.50%, 12/02/17		4,655	4,666,870
Coinmach Service Corp., Term Loan, 3.33%, 11/14/14		979	942,098
DaVita, Inc., Term Loan B2, 4.00%, 8/19/19		1,175	1,175,834
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		2,289	2,291,933
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		1,924	2,009,283
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		3,521	3,687,085
Emdeon, Inc., Term B-1 Loan, 5.00%, 11/02/18		929	933,417
Federal-Mogul Corp.:
Tranche B Term Loan, 2.16% - 2.17%, 12/29/14		5,618	5,462,422
Tranche C Term Loan, 2.16% - 2.17%, 12/28/15		335	325,920
First Data Corp.:
2018 Dollar Term Loan, 4.22%, 3/26/18		3,545	3,366,208
Non Extending B-2 Term Loan, 2.97%, 9/24/14		12	11,978
Term Loan B-3, 5.39%, 9/30/18		1,220	1,196,613
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		1,396	1,396,250
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		2,000	2,061,000
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Mezzanine E Loan, 3.22%, 11/12/12		10,000	9,400,000
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		2,776	2,802,422
Infor US, Inc. (FKA Lawson Software, Inc.), Term Loan B2, 5.25%, 4/05/18		2,813	2,819,982
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		8,616	8,621,366
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		2,987	3,001,138
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 6.50%, 8/04/16		2,456	2,370,293
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		4,978	4,985,708
Laureate Education, Inc.:
Closing Date Term Loan, 3.46%, 8/15/14		1,278	1,249,035
Extended Term Loan, 5.25%, 6/15/18		191	188,851
Level 3 Financing, Inc.:
Term Loan B II, 4.75%, 8/01/19		5,750	5,750,000
Tranche B 2016 Term Loan, 4.75%, 2/01/16		3,310	3,336,910
Tranche B 2019 Term Loan, 5.25%, 8/01/19		2,710	2,721,870
Tranche B II Term Loan, 5.75%, 9/01/18		5,750	5,747,585
Motel 6, Term Loan, 10.00%, 10/15/17 (a)		5,370	5,370,000
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 5.50%, 6/29/18		1,995	2,016,446
Navistar, Inc., Tranche B Term Loan, 7.00%, 8/17/17		247	249,164
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,000	4,006,680

Floating Rate Loan Interests		Par (000)	Value

United States (concluded)
NP Opco LLC, Term Loan B, 5.50%, 9/15/19	USD	1,800	$1,802,808
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.86% - 5.95%, 5/13/17		539	534,465
New Second-Lien Term Loan, 8.25%, 2/28/19		2,000	2,013,760
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		993	1,000,936
Pierre Foods, Inc., Loan (First Lien), 7.00% - 7.50%, 9/30/16		1,474	1,477,066
Prestige Brands, Inc., Term B Loan, 5.25%, 1/31/19		856	864,356
Realogy Corp.:
Extended First-Lien Term Loan, 4.48%, 10/10/16		4,274	4,215,033
Extended Synthetic Commitment, 0.07% - 4.40%, 10/10/16		252	248,517
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/01/18		6,451	6,477,442
Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 8/09/18		1,829	1,838,927
Samson Resources Corp., Term Loan B, 6.00%, 9/25/18		645	648,496
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		5,308	5,322,403
Sequa Corp.:
Term Loan, 3.69% - 3.72%, 12/03/14		2,570	2,559,720
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		670	673,287
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		2,500	2,445,625
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19		5,880	5,918,484
Terex Corp., U.S. Term Loan, 5.50%, 4/28/17		990	993,406
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		1,176	1,184,442
Delayed Draw Term Loan, 1.00% - 4.25%, 2/08/18		321	323,030
UPC Financing Partnership, Facility AB, 4.75%, 12/31/17		830	833,320
Vodafone Americas Finance 2, Inc., New Series A Loan, 6.25%, 7/11/16		5,156	5,310,938

Total Floating Rate Loan Interests – 5.4%			173,643,152

Foreign Agency Obligations	Par (000)	Value

Brazil – 0.2%
Petrobras International Finance Co.:
3.88%, 1/27/16	5,420	5,733,330
5.75%, 1/20/20	410	467,317

		6,200,647

British Virgin Islands – 0.1%
CNPC General Capital Ltd., 2.75%, 4/19/17	4,200	4,362,750

Canada – 0.8%
Hydro Quebec:
8.40%, 1/15/22	3,800	5,479,657
8.05%, 7/07/24 (g)	14,670	21,731,140

		27,210,797

Cayman Islands – 0.1%
China Resources Land Ltd., 4.63%, 5/19/16	3,000	3,170,316

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
16

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value

Denmark – 0.1%
DONG Energy A/S, 2.63%, 9/19/22	EUR	2,726	$3,480,276

France – 0.3%
Electricite de France SA, 2.75%, 3/10/23		7,500	9,479,812

India – 0.4%
NTPC Ltd., 4.75%, 10/03/22	USD	5,700	5,770,680
State Bank of India/London, 4.13%, 8/01/17		5,350	5,472,756

			11,243,436

Luxembourg – 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17		1,370	1,506,603

Singapore – 0.1%
Export-Import Bank of India, 3.38%, 9/13/17	SGD	4,250	3,462,369

South Korea – 0.6%
Korea Finance Corp., 2.25%, 8/07/17	USD	5,700	5,762,250
National Agricultural Cooperative Federation, 3.50%, 2/08/17 (a)		8,500	8,969,302
NongHyup Bank, 2.25%, 9/19/17		5,000	5,002,250

			19,733,802

Total Foreign Agency Obligations – 2.8%			89,850,808

Foreign Government Obligations		Par (000)	Value

Cyprus – 0.0%
Republic of Cyprus, 3.75%, 6/03/13	EUR	1,240	1,458,017

Germany – 2.0%
Bundesobligation, 0.50%, 4/07/17		8,560	11,050,846
Bundesrepublik Deutschland, 4.25%, 7/04/18		7,440	11,499,694
Federal Republic of Germany, 0.10%, 4/15/23		29,625	40,911,723

			63,462,263

Greece – 0.0%
Hellenic Republic, 16.84%, 10/15/42 (b)		287	2,227

Italy – 3.5%
Buoni Poliennali Del Tesoro:
3.75%, 8/01/15		4,960	6,500,399
4.75%, 6/01/17		26,060	34,573,085
5.25%, 8/01/17		8,080	10,970,933
4.75%, 9/01/21		880	1,126,524
2.10%, 9/15/21		6,660	7,994,047
5.50%, 9/01/22		25,171	33,468,393
5.50%, 11/01/22		11,940	15,802,264
2.55%, 9/15/41		1,800	1,857,561

			112,293,206

Mexico – 0.0%
United Mexican States, 5.63%, 1/15/17	USD	130	151,970

Netherlands – 0.7%
Kingdom of the Netherlands:
4.50%, 7/15/17	EUR	7,570	11,457,434
1.25%, 1/15/18		9,845	12,895,105

			24,352,539

Poland – 0.2%
Republic of Poland:
6.38%, 7/15/19	USD	1,350	1,667,250
5.13%, 4/21/21		4,385	5,108,525

			6,775,775

Foreign Government Obligations		Par (000)	Value

Portugal – 0.6%
Republic of Portugal, 3.50%, 3/25/15	USD	19,150	$18,147,383

Russia – 0.7%
Russian Federation, 7.50%, 3/31/30		17,086	21,571,233

South Africa – 0.2%
Republic of South Africa, 5.50%, 3/09/20		5,490	6,519,375

Spain – 0.3%
Autonomous Community of Madrid Spain:
3.00%, 11/05/13	CHF	1,870	1,909,965
3.00%, 7/29/14		380	369,293
Autonomous Community of Valencia Spain:
2.13%, 2/22/13		5,030	5,100,062
5.50%, 4/26/13	EUR	250	309,022
4.75%, 3/20/14		500	578,722
3.25%, 7/06/15		750	760,235
Kingdom of Spain, 4.25%, 10/31/16		40	50,430

			9,077,729

Turkey – 0.4%
Republic of Turkey:
7.00%, 3/11/19	USD	2,840	3,443,500
5.63%, 3/30/21		9,435	10,755,900

			14,199,400

Total Foreign Government Obligations – 8.6%			278,011,117

Investment Companies	Shares	Value

BlackRock Emerging Market Debt Portfolio, BlackRock Class (h)	1,731,940	19,986,588
BlackRock Floating Rate Income Portfolio, Institutional Class (h)	11,143,554	115,447,224
iShares Gold Trust (h)(i)	1,020,297	17,620,529
iShares JPMorgan USD Emerging Markets Bond Fund (h)	35,500	4,304,730
SPDR Gold Trust (h)(i)	51,250	8,816,025

Total Investment Companies – 5.1%		166,175,096

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations – 6.2%
United Kingdom – 1.3%
Fosse Master Issuer Plc:
Series 2010-3, Class A2, 2.44%, 10/18/54 (b)	GBP	3,000	4,969,735
Series 2012-1A, Class 2A2, 1.86%, 10/18/54 (a)(b)	USD	5,470	5,581,714
Gemgarto, Series 2012-1, Class A1, 3.66%, 5/14/45 (b)	GBP	2,840	4,502,855
Gosforth Funding Plc, Series 2012-1, Class A, 2.19%, 12/19/47 (b)		4,966	8,222,135
Lanark Master Issuer Plc, Series 2012-2X, Class 2A, 2.33%, 12/22/54 (b)		4,036	6,705,294
Permanent Master Issuer Plc, Series 2010-1X, Class 2A1, 2.13%, 7/15/42 (b)		4,500	7,410,770
Silk Road Finance Number Three Plc, Series 2012-1, Class A, 2.24%, 6/21/55 (b)		3,200	5,284,593

			42,677,096

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (continued)
United States – 4.9%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.87%, 3/25/37 (b)	USD	96	$94,564
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.41%, 12/25/35 (b)		3,110	2,141,310
Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.95%, 11/20/35 (b)		516	407,673
BCAP LLC Trust:
Series 2010-RR11, Class 4A1, 5.46%, 3/27/47 (a)(b)		9,239	8,457,969
Series 2011-RR2, Class 1A1, 3.14%, 7/26/36 (a)(b)		8,505	8,241,953
Series 2011-RR9, Class 7A1, 2.42%, 4/26/37 (a)(b)		22,331	20,999,325
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.25%, 3/25/35 (b)		381	375,419
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		3,914	3,220,319
Series 2005-J3, Class 1A1, 0.77%, 5/25/35 (b)		10,526	8,040,624
Series 2006-25CB, Class A2, 6.00%, 10/25/36		364	275,522
Series 2006-OA10, Class 1A1, 1.04%, 8/25/46 (b)		3,802	2,480,137
Series 2006-OA21, Class A1, 0.41%, 3/20/47 (b)		14,166	8,495,837
Series 2007-22, Class 2A16, 6.50%, 9/25/37		13,083	9,866,400
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		1,064	824,523
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-1, Class A2, 6.00%, 3/25/36		482	430,152
Series 2006-17, Class A6, 6.00%, 12/25/36		2,540	2,206,611
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 3.10%, 1/27/36 (a)(b)		3,763	3,729,444
Series 2011-2R, Class 1A1, 2.77%, 3/27/37 (a)(b)		3,013	2,883,713
Series 2011-2R, Class 2A1, 2.62%, 7/27/36 (a)(b)		5,573	5,489,968
Series 2011-4R, Class 5A1, 5.07%, 5/27/36 (a)(b)		6,376	6,087,870
Series 2011-4R, Class 6A1, 2.95%, 5/27/36 (a)(b)		3,499	3,340,391
Series 2011-5R, Class 1A1, 2.92%, 7/27/36 (a)(b)		4,145	3,901,925
Series 2011-5R, Class 2A1, 2.88%, 8/27/46 (a)(b)		8,594	7,379,955
Series 2011-5R, Class 3A1, 5.64%, 9/27/47 (a)(b)		3,056	2,983,339
Series 2011-6R, Class 5A1, 2.99%, 9/28/36 (a)(b)		5,857	4,927,400
Series 2011-6R, Class 6A1, 2.99%, 8/28/36 (a)(b)		5,866	4,927,479
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1, 0.72%, 2/25/35 (b)		234	188,926
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.60%, 9/25/35 (b)		4,646	3,879,319
FREMF Mortgage Trust:
Series 2012-K19, Class C, 4.18%, 5/25/45 (a)(b)		2,500	2,141,505

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
United States (concluded)
Series 2012-K706, Class C, 4.16%, 11/25/44 (a)(b)	USD	1,205	$1,154,498
Series 2012-K710, Class C, 3.95%, 6/25/47 (a)(b)		4,000	3,741,492
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.76%, 1/25/35 (b)		3,671	3,403,302
Series 2005-AR2, Class 2A1, 2.86%, 4/25/35 (b)		2,095	2,009,651
IndyMac INDA Mortgage Loan Trust:
Series 2006-AR2, Class 4A1, 5.42%, 9/25/36 (b)		5,462	4,666,334
Series 2007-AR7, Class 1A1, 4.81%, 11/25/37 (b)		4,964	4,387,278
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		1,369	1,328,755
Series 2007-A1, Class 4A1, 3.00%, 7/25/35 (b)		347	348,099
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,451	1,442,840
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.24%, 9/25/35 (b)		388	361,428
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.81%, 5/25/35 (b)		3,530	2,796,166
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, 0.41%, 7/25/46 (b)		7,117	3,778,439
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 3/25/36		3,983	2,767,464

			160,605,318

Commercial Mortgage-Backed Securities – 8.0%
United States – 8.0%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AJ, 5.95%, 5/10/45 (b)		2,000	1,983,014
Series 2007-3, Class AM, 5.89%, 6/10/49 (b)		10,690	11,328,086
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.97%, 11/15/15 (a)(b)		15,232	15,214,435
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		416	416,607
Series 2005-6, Class AJ, 5.36%, 9/10/47 (b)		200	212,846
Series 2007-3, Class A2, 5.80%, 6/10/49 (b)		633	633,119
Banc of America Re-Remic Trust, Series 2012-CLRN, Class E, 3.44%, 8/15/29 (a)(b)		6,000	6,000,000
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		220	234,243
Series 2007-PW17, Class A3, 5.74%, 6/11/50		7,176	7,498,256
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		5,700	6,093,728
Series 2012-CR2, Class E, 5.02%, 8/15/45 (a)(b)		3,000	2,628,375
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		8,460	8,756,100

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
18

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2012-LTRT, Class B, 3.80%, 10/01/22	USD	2,730	$2,775,348
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		24	24,459
Series 2007-C3, Class A2, 5.87%, 6/15/39 (b)		82	82,480
Series 2007-C3, Class AAB, 5.87%, 6/15/39 (b)		8,300	8,848,898
Extended Stay America Trust:
Series 2010-ESHA, Class B, 4.22%, 11/05/27 (a)		1,255	1,262,435
Series 2010-ESHA, Class C, 4.86%, 11/05/27 (a)		1,525	1,538,678
Series 2010-ESHA, Class D, 5.50%, 11/05/27 (a)		1,175	1,184,371
GE Capital Commercial Mortgage Corp.:
Series 2007-C1, Class A2, 5.42%, 12/10/49		2,025	2,026,437
Series 2007-C1, Class AAB, 5.48%, 12/10/49		1,654	1,750,816
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A2, 5.60%, 12/10/49		767	789,800
Series 2007-GG11, Class A4, 5.74%, 12/10/49		2,000	2,332,912
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		4,000	3,395,048
Series 2006-GG8, Class AM, 5.59%, 11/10/39		710	778,815
Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)		899	1,029,043
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		9,000	9,720,936
Series 2012-SHOP, Class A, 2.93%, 6/05/31 (a)		3,420	3,596,735
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		1,570	1,607,737
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (b)		1,220	1,271,177
Series 2007-CB18, Class A3, 5.45%, 6/12/47		1,867	1,984,662
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		6,455	5,922,772
Series 2007-CB20, Class AM, 6.09%, 2/12/51 (b)		6,281	6,985,248
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,680	1,826,956
Series 2011-PLSD, Class D, 5.74%, 11/13/44 (a)(b)		8,000	8,705,360
Series 2012-C8, Class D, 4.83%, 10/15/45 (a)(b)		6,500	5,544,493
Series 2012-CBX, Class A4, 3.48%, 6/16/45		2,030	2,208,563
Series 2012-CBX, Class D, 5.36%, 6/16/45 (a)(b)		3,000	2,726,784
Series 2012-HSBC, Class D, 4.67%, 7/05/32 (a)(b)		3,500	3,740,261
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)		6,000	6,336,312
Series 2007-C1, Class AM, 5.46%, 2/15/40		4,500	4,836,830
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		2,860	3,380,443

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)	USD	4,821	$5,134,510
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		3,420	4,073,733
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-CKSV, Class A2, 3.28%, 10/15/22 (a)		2,700	2,767,276
Series 2012-CKSV, Class CK, 4.30%, 10/15/22 (a)		7,915	6,887,340
Morgan Stanley Capital I, Inc.:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		1,950	2,045,601
Series 2007-HQ11, Class A31, 5.44%, 2/12/44		5,000	5,264,615
Series 2007-HQ12, Class A2FX, 5.76%, 4/12/49 (b)		5,091	5,350,489
Series 2007-HQ13, Class A2, 5.65%, 12/15/44		3,867	3,973,840
Series 2007-IQ15, Class A2, 6.04%, 6/11/49 (b)		147	149,842
Series 2007-IQ15, Class AM, 6.08%, 6/11/49 (b)		4,200	4,424,717
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)(b)		5,000	5,520,880
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)(b)		2,000	1,994,606
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 5.95%, 7/17/56 (a)(j)		11,600	10,237,000
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,868	1,882,956
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (a)		2,755	2,777,867
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.56%, 2/11/36 (a)(b)		3,000	2,838,300
RBSCF Trust:
Series 2010-MB1, Class C, 4.83%, 4/15/24 (a)(b)		2,000	2,094,682
Series 2010-RR3, Class MSCB, 6.08%, 6/16/49 (a)(b)		3,000	3,289,047
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A3, 6.12%, 2/15/51 (b)		6,500	6,858,351
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)		5,140	6,058,878
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,400	3,987,554
Series 2007-C34, Class AM, 5.82%, 5/15/46 (b)		5,815	6,427,267
Wells Fargo Reremic Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		5,949	5,927,339

			259,180,308

Interest Only Commercial Mortgage-Backed Securities – 0.3%
United States – 0.3%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.45%, 5/15/45 (b)		39,153	5,405,012
Series 2012-CR2, Class XA, 2.14%, 8/15/45 (b)		28,216	3,568,161

			8,973,173

Total Non-Agency Mortgage-Backed Securities – 14.5%			471,435,895

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value

Capital Trusts

Germany – 0.1%
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	2,400	$3,237,246

Ireland – 0.1%
XL Group Plc, 6.50% (b)(k)	USD	3,171	2,917,320

Netherlands – 0.0%
Achmea BV, 5.13% (b)(k)	EUR	1,700	1,917,410

Singapore – 0.1%
Mapletree Treasury Services Ltd., 5.13% (b)(k)	SGD	3,000	2,469,817

United States – 0.8%
American International Group, Inc., 8.18%, 5/15/58 (b)	USD	2,675	3,273,531
Capital One Capital VI, 8.88%, 5/15/40		5,085	5,170,235
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		3,380	3,388,450
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)		8,004	9,444,720
Prudential Financial, Inc., 5.88%, 9/15/42 (b)		5,551	5,689,775

			26,966,711

Total Capital Trusts – 1.1%			37,508,504

Preferred Stocks		Shares

United States – 0.0%
Fannie Mae, 7.75%		50,000	41,450
Freddie Mac, 8.38%		60,000	51,000

Total Preferred Stocks – 0.0%			92,450

Trust Preferreds

United States – 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40		431,409	12,014,741

Total Trust Preferreds – 0.4%			12,014,741

Total Preferred Securities – 1.5%			49,615,695

Taxable Municipal Bonds		Par (000)	Value

Allegheny County Hospital Development Authority RB, Series A, 5.38%, 11/15/40	USD	9,000	6,839,910
City of Chicago, IL Wastewater Transmission Revenue RB, 5.00%, 1/01/42		6,750	7,561,485
City of Detroit, MI Sewage Disposal System Revenue RB, Series D, AGM, 0.91%, 7/01/32 (b)		4,495	3,487,940
Iowa Finance Authority RB, 4.75%, 8/01/42		9,500	9,626,255
Onondaga Civic Development Corp. RB, 5.00%, 7/01/42		10,000	10,153,600
Puerto Rico Sales Tax Financing Corp. RB, Series A, AMBAC, 5.99%, 8/01/54 (j)		45,000	3,802,950
Spartanburg County Regional Health Services District RB, Series A, 5.00%, 4/15/37		10,000	11,182,500
Triborough Bridge & Tunnel Authority RB, Series B, 3.58%, 11/15/32 (j)		9,000	4,402,350
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 11/15/44		6,750	7,324,357

Total Taxable Municipal Bonds – 2.0%			64,381,347

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations – 0.2%
Fannie Mae, 1.83%, 10/09/19 (j)	USD 7,230	$6,360,072

Collateralized Mortgage Obligations – 0.6%
Freddie Mac:
Series K017, Class A2, 2.87%, 12/25/21	14,155	15,127,463
Series K013, Class A2, 3.97%, 1/25/21 (b)	1,240	1,432,004
Ginnie Mae, Series 2009-63, Class AC, 4.18%, 1/16/38	3,135	3,353,450

		19,912,917

Interest Only Collateralized Mortgage Obligations – 1.0%
Fannie Mae:
Series 2011-66, Class SA, 6.38%, 11/25/39 (b)	11,518	1,072,643
Series 2011-127, Class PS, 6.43%, 8/25/41 (b)	39,613	6,226,192
Series 2012-88, Class SB, 6.45%, 7/25/42 (b)	50,392	9,712,874
Freddie Mac:
Series K017, Class X1, 1.61%, 12/25/21 (b)	19,916	1,990,138
Series K707, Class X1, 1.70%, 12/25/18 (b)	18,189	1,475,405
Series K710, Class X1, 1.92%, 5/25/19 (b)	15,391	1,504,434
Series 3919, Class QS, 6.48%, 8/15/30 (b)	23,825	4,373,396
Series K008, Class X1, 1.83%, 6/25/20 (b)	19,611	1,873,460
Series K009, Class X1, 1.68%, 8/25/20 (b)	29,411	2,485,046
Series K501, Class X1A, 1.88%, 8/25/16 (b)	28,610	1,454,714

		32,168,302

Mortgage-Backed Securities – 107.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/27-10/01/42 (l)	534,200	561,070,813
3.00%, 10/01/27-10/01/42 (l)	600,800	635,040,063
3.50%, 8/01/42-10/01/42 (l)	469,214	503,220,494
4.00%, 10/01/41-10/01/42 (l)	259,272	279,286,100
4.50%, 1/01/15-10/01/42 (l)	583,639	631,571,128
5.00%, 10/01/42 (l)	270,800	295,108,532
5.50%, 10/01/42 (l)	51,000	55,908,750
6.00%, 10/01/42 (l)	330,000	364,276,250
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/42 (l)	4,600	4,924,875
4.00%, 10/20/40-10/15/42 (l)	128,357	141,452,845

		3,471,859,850

Total U.S. Government Sponsored Agency Securities – 108.9%		3,530,301,141

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Inflation Indexed Bonds:
2.13%, 2/15/41	12,280	18,039,479
0.75%, 2/15/42 (g)	5,967	6,483,282
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/17-7/15/22	103,152	111,239,545

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
20

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Notes:
0.25%, 8/31/14-9/15/15	USD	212,880	$212,905,789
2.00%, 4/30/16		200	211,391
0.50%, 7/31/17		535	532,367
0.63%, 9/30/17		217,620	217,586,051

Total U.S. Treasury Obligations – 17.5%			566,997,904

Total Long-Term Investments (Cost – $6,651,708,781) – 208.4%			6,753,018,781

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements – 12.6%
Bank of America Corp., 0.00%, 10/01/12		103,258	103,257,500
Barclays Plc:
(1.87)%, Open	EUR	1,244	1,598,038
(0.15)%, Open		8,815	11,327,201
(0.15)%, Open		5,966	7,666,978
(0.15)%, Open		4,270	5,487,146
(0.10)%, Open		8,689	11,166,023
(0.05)%, Open	USD	6,325	6,325,000
0.00%, 12/27/12	EUR	5,120	6,579,352
0.00%, Open		1,805	2,319,018
0.00%, Open		3,580	4,599,933
0.03%, Open		2,931	3,766,484
0.04%, Open		3,110	3,996,302
0.05%, Open		3,045	3,913,368
0.62%, Open		2,065	2,653,687
Citigroup, Inc.:
(0.05)%, Open	USD	5,463	5,462,500
0.00%, Open	EUR	2,755	3,539,846
Credit Suisse Group AG:
0.00%, Open	USD	58,025	58,025,094
0.06%, Open		40,955	40,955,000
0.24%, Open		201	200,750
0.24%, Open		2,819	2,818,835
Deutsche Bank AG:
(0.05)%, Open		2,590	2,590,312
0.00%, Open		5,488	5,487,500
Morgan Stanley, 0.20%, Open		87,969	87,969,062
UBS AG:
0.00%, 10/04/12	EUR	10,386	13,346,045
0.00%, Open	USD	5,013	5,012,500
0.00%, Open		5,213	5,212,500
0.00%, Open		2,738	2,737,500
			408,013,474

		Shares

Money Market Funds – 6.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (h)(m)	219,967,770		219,967,770

Total Short-Term Securities (Cost – $626,639,112) – 19.4%			627,981,244

Options Purchased		Contracts	Value

Exchange-Traded Call Options – 0.1%
CBOE SPX Volatility Index, Strike Price USD 20, Expires 10/17/12		4,544	284,000
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 98.875, Expires 11/16/12		1,374	893,100

Options Purchased		Contracts	Value

Exchange-Traded Call Options (concluded)
SPDR S&P 500 ETF Trust, Strike Price USD 145, Expires 10/20/12		2,732	$349,696

			1,526,796

Exchange-Traded Put Options – 0.0%
CAC40 Index, Strike Price USD 3,350, Expires 11/16/12		134	169,786
DAX Index, Strike Price USD 7,100, Expires 11/16/12		108	99,024
FTSE MIB Index, Strike Price USD 15,000, Expires 11/16/12		60	107,173
SPDR S&P 500 ETF Trust, Strike Price USD 140, Expires 12/22/12		818	242,537

			618,520

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price HUF 295, Expires 11/02/12, Broker Deutsche Bank AG	EUR	7,400	33,867
EUR Currency, Strike Price USD 1.29, Expires 12/20/12, Broker Royal Bank of Scotland Group Plc		8,225	157,928

			191,795

Over-the-Counter Put Options – 0.0%
AUD Currency, Strike Price USD 1.01, Expires 10/12/12, Broker Citigroup, Inc.	AUD	6,660	4,156
EUR Currency, Strike Price USD 1.18, Expires 12/20/12, Broker Bank of America Corp.	EUR	24,880	36,414
EUR Currency, Strike Price USD 1.26, Expires 10/03/12, Broker UBS AG		12,300	1,288

			41,858

Over-the-Counter Credit Default Put Swaptions – 0.0%
Bought credit default protection on iTraxx Europe Crossover Series 17 Version 1, Strike Price USD 500, Expires 10/17/12, Broker JPMorgan Chase & Co.		12,000	160,998
Bought credit default protection on iTraxx Europe Crossover Series 17 Version 1, Strike Price USD 500, Expires 10/17/12, Broker JPMorgan Chase & Co.		6,010	80,633
Bought credit default protection on iTraxx Europe Crossover Series 17 Version 1, Strike Price USD 550, Expires 10/17/12, Broker JPMorgan Chase & Co.		6,010	29,592
Bought credit default protection on iTraxx Sub Financials Series 17 Version 1, Strike Price USD 200, Expires 10/17/12, Broker Citigroup, Inc.		31,220	453,457

			724,680

Over-the-Counter Interest Rate Call Swaptions – 0.2%
Receive a fixed rate of 1.07% and pay a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG	USD	84,100	810,219
Receive a fixed rate of 1.16% and pay a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		5,000	63,642
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 12/14/12, Broker JPMorgan Chase & Co.		72,600	319,556
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 11/09/12, Broker Bank of America Corp.		40,900	113,105

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions (concluded)
Receive a fixed rate of 2.45% and pay a floating rate based on 3-month LIBOR, Expires 11/09/12, Broker JPMorgan Chase & Co.	USD	13,700	$144,732
Receive a fixed rate of 2.68% and pay a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.		8,900	455,256
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		25,000	3,023,713

			4,930,223

Over-the-Counter Interest Rate Put Swaptions – 0.0%
Pay a fixed rate of 1.07% and receive a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG		84,100	719,938
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		5,000	32,791
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		131,000	21,707
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		45,300	7,506
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Citigroup, Inc.		45,000	31,959
Pay a fixed rate of 2.68% and receive a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.		8,900	415,296
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		25,000	30,457
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		15,900	390,046

			1,649,700

Total Options Purchased (Cost – $ 14,452,956) – 0.3%			9,683,572

Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds
(Cost – $7,292,800,849*) – 228.1%			7,390,683,597

TBA Sale Commitments (l)		Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/27		430,800	(452,720,062)
3.00%, 10/01/27-10/01/42		632,400	(669,068,982)
3.50%, 10/01/42		459,300	(492,455,719)
4.00%, 10/01/42		258,700	(278,668,406)
4.50%, 10/01/42		583,300	(631,203,406)
5.00%, 10/01/42		270,800	(295,108,532)
5.50%, 10/01/42		51,000	(55,908,750)
6.00%, 10/01/42		330,000	(364,276,251)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/42		4,600	(4,924,875)
4.00%, 10/15/42		128,500	(141,596,571)

Total TBA Sale Commitments
(Proceeds – $3,374,216,398) – (104.5)%			(3,385,931,554)

Options Written		Contracts		Value

Exchange-Traded Call Options – (0.0)%
CBOE SPX Volatility Index, Strike Price USD 29, Expires 1/16/13		4,544		$(704,320)
Euro Dollar (3 Year) Mid-Curve, Strike Price USD 99.125, Expires 11/16/12		2,061		(425,081)
				(1,129,401)

Options Written		Notional Amount (000)		Value

Over-the-Counter Call Options – (0.0)%
EUR Currency, Strike Price HUF 310, Expires 11/02/12, Broker Deutsche Bank AG	EUR	7,400		(5,083)
EUR Currency, Strike Price USD 1.29, Expires 12/20/12, Broker Bank of America Corp.		24,920		(478,489)
				(483,572)

Over-the-Counter Put Options – (0.0)%
EUR Currency, Strike Price USD 1.10, Expires 12/20/12, Broker Bank of America Corp.		24,880		(5,077)

Over-the-Counter Credit Default Put Swaptions – (0.0)%
Sold credit default protection on Dow Jones CDX North American Investment Grade CDS Index Series 18 Version 1, Strike Price USD 115, Expires 12/19/12, Broker UBS AG (n)	USD	90,845	(o)	(145,232)
Sold credit default protection on iTraxx Europe Crossover Series 18 Version 1, Strike Price USD 675, Expires 11/21/12, Broker Citigroup, Inc. (p)	EUR	24,000	(o)	(230,089)
Sold credit default protection on iTraxx Europe Series 17 Version 1, Strike Price USD 130, Expires 10/17/12, Broker Citigroup, Inc. (q)		48,020	(o)	(277,689)
Sold credit default protection on iTraxx Europe Series 17 Version 1, Strike Price USD 130, Expires 10/17/12, Broker JPMorgan Chase & Co. (q)		24,030	(o)	(138,960)
Sold credit default protection on iTraxx Europe Series 17 Version 1, Strike Price USD 140, Expires 10/17/12, Broker JPMorgan Chase & Co. (q)		24,030	(o)	(79,235)
				(871,205)

Over-the-Counter Interest Rate Call Swaptions – (0.3)%
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.	USD	34,100		(199,393)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		43,500		(254,988)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.		34,100		(199,996)
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		22,600		(253,773)
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Deutsche Bank AG		11,000		(123,518)
Pay a fixed rate of 1.43% and receive a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG		15,200		(238,780)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		7,200		(702,297)

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
22

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase & Co.	USD	50,000	$(6,047,425)

			(8,020,170)

Over-the-Counter Interest Rate Put Swaptions – (0.2)%
Receive a fixed rate of 1.43% and pay a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG		15,200	(260,036)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 9/05/14, Broker Deutsche Bank AG		250,000	(3,016,425)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 9/05/14, Broker JPMorgan Chase & Co.		182,000	(2,195,957)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, Expires 7/16/14, Broker Citigroup, Inc.		27,000	(248,324)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.		34,100	(291,794)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		43,500	(373,400)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.		34,100	(294,041)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		22,600	(136,335)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Deutsche Bank AG		11,000	(66,358)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		7,200	(299,036)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase & Co.		50,000	(60,915)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		31,800	(344,728)

			(7,587,349)

Total Options Written
(Premiums Received – $18,236,857) – (0.5)%			(18,096,774)

Borrowed Bonds	Par (000)		Value

Corporate Bonds – (1.9)%
Aetna, Inc.,
4.13%, 6/01/21		5,000	(5,491,305)
Bank of America Corp.,
3.88%, 3/22/17		14,000	(15,065,932)
Citigroup, Inc.,
4.50%, 1/14/22		5,000	(5,489,910)
Hewlett Packard,
2.60%, 9/15/17		5,000	(5,015,690)
Lowes Cos.,
3.12%, 4/15/22		5,000	(5,185,245)
Transocean, Inc.,
6.50%, 11/15/20		6,355	(7,589,014)
Verizon Communications, Inc.,
4.75%, 11/01/41		2,250	(2,586,823)

Borrowed Bonds	Par (000)		Value

Corporate Bonds (concluded)
ArcelorMittal,
6.25%, 2/25/22	USD	5,000	$(4,924,860)
BHP Billiton Finance USA Ltd.,
6.50%, 4/01/19		5,000	(6,364,990)
France Telecom SA,
4.13%, 9/14/21		2,500	(2,765,330)

			(60,479,099)

Foreign Government Obligations – (2.1)%
Kingdom of Belgium,
3.25%, 9/28/16	EUR	2,955	(4,140,980)
5.50%, 9/28/17		2,460	(3,802,982)
4.25%, 9/28/21		5,065	(7,516,986)
Kingdom of Spain,
3.40%, 4/30/14		1,210	(1,553,495)
Republic of France,
3.75%, 4/25/17		2,465	(3,581,659)
4.25%, 10/25/17		16,230	(24,185,032)
4.00%, 4/25/18		7,440	(11,033,129)
3.00%, 4/25/22		9,550	(13,134,962)

			(68,949,225)

U.S. Treasury Obligations – (9.9)%
U.S. Treasury Bonds,
3.00%, 5/15/42	USD	6,875	(7,128,516)
2.75%, 8/15/42		2,833	(2,786,080)
U.S. Treasury Notes,
0.88%, 2/28/17-4/30/17		86,504	(87,727,807)
0.63%, 8/31/17		42,625	(42,651,440)
1.00%, 8/31/19		40,955	(40,852,613)
1.63%, 8/15/22		139,214	(139,061,200)

			(320,207,656)

Total Borrowed Bonds
(Proceeds – $444,191,460) – (13.9)%			(449,635,980)

Total Investments Net of TBA Sale Commitments, Options Written, and Borrowed Bonds – 109.2%			3,537,019,289

Liabilities in Excess of Other Assets – (9.2)%	(296,960,961)

Net Assets – 100.0%	$3,240,058,328

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,297,567,357

Gross unrealized appreciation	$109,536,833
Gross unrealized depreciation	(16,420,593)

Net unrealized appreciation	$93,116,240

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	All or a portion of security has been pledged as collateral in connection with swaps.

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
23

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments (continued)

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain

BlackRock Emerging Market Debt Portfolio, BlackRock Class	1,667,264	64,676		–	1,731,940	$19,986,588	$594,294	–
BlackRock Floating Rate Income Portfolio, Institutional Class	10,757,124	386,430		–	11,143,554	$115,447,224	$3,962,154	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	219,967,770	**	–	219,967,770	$219,967,770	$14,062	$109,943
iShares Gold Trust	–	2,665,297		1,645,000	1,020,297	$17,620,529	–	$37,763
iShares JPMorgan USD Emerging Markets Bond Fund	35,500	–		–	35,500	$4,304,730	$125,297	–
SPDR Gold Trust	–	51,250		–	51,250	$8,816,025	–	–

**Represents net shares purchased.

(i)	Non-income producing security.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$(22,827,219)	$(1,380,652)
Barclays Plc	$(69,983,125)	$(4,929)
BNP Paribas SA	$(79,380,844)	$(408,660)
Citigroup, Inc.	$199,889,929	$1,831,742
Credit Suisse Group AG	$(228,168,031)	$(4,156,045)
Deutsche Bank AG	$(269,150,687)	$304,224
Goldman Sachs Group, Inc.	$42,456,688	$1,097,094
JPMorgan Chase & Co.	$126,418,486	$2,307,091
Morgan Stanley	$140,024,351	$326,980
Nomura Securities International, Inc.	$76,123,531	$398,692
Royal Bank of Canada	$(12,928,188)	$19,062
Royal Bank of Scotland Group Plc	$(18,654,094)	$594,352
UBS AG	$60,938	$(10,664)
Wells Fargo & Co.	$87,779,688	$594,625

(m)	Represents the current yield as of report date.
(n)	Rated BBB+ using Standard & Poor’s (“S&P’s”) rating of the underlying securities.
(o)	The maximum potential amount that the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
(p)	Rated B+ using S&P’s rating of the underlying securities.
(q)	Rated A- using S&P’s rating of the underlying securities.

—	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS AG	(1.25%)	2/02/12	Open	$2,902,688	$2,878,297
UBS AG	(0.25%)	5/10/12	Open	5,441,600	5,436,196
UBS AG	(2.50%)	7/02/12	Open	818,400	813,228
Deutsche Bank AG	(2.00%)	7/25/12	Open	880,000	876,675
Credit Suisse Group AG	(0.25%)	8/01/12	Open	1,301,390	1,300,839
UBS AG	(1.00%)	8/13/12	Open	870,000	868,816

Total				$12,214,078	$12,174,051

1Certain agreements have no stated maturity and can be terminated by either party at   any time.

—	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	15,995,000	USD	20,556,134	Royal Bank of Scotland Group Plc	10/01/12	$(1,764)

AUD	2,300,000	USD	2,376,452	Citigroup, Inc.	10/03/12	8,182

CAD	3,450,000	USD	3,531,959	Citigroup, Inc.	10/03/12	(23,032)

AUD	1,310,000	USD	1,359,197	Citigroup, Inc.	10/12/12	(2,182)

AUD	2,020,000	USD	2,029,595	Goldman Sachs Group, Inc.	10/12/12	62,902

USD	3,348,015	AUD	3,330,000	Goldman Sachs Group, Inc.	10/12/12	(101,496)

CHF	186,000	USD	199,081	Citigroup, Inc.	10/17/12	(1,240)

CHF	3,070,000	USD	3,266,871	UBS AG	10/17/12	(1,430)

GBP	16,395,000	USD	25,703,704	Citigroup, Inc.	10/17/12	769,396

GBP	1,942,000	USD	3,146,234	UBS AG	10/17/12	(10,476)

HKD	31,235,000	USD	4,028,819	Citigroup, Inc.	10/17/12	(585)

USD	236,691	CHF	231,000	Citigroup, Inc.	10/17/12	(9,015)

USD	5,674,456	CHF	5,553,000	Deutsche Bank AG	10/17/12	(232,058)

USD	3,125,939	CHF	3,048,000	Royal Bank of Scotland Group Plc	10/17/12	(116,102)

USD	1,870,178	CNY	12,000,000	HSBC Holdings Plc	10/17/12	(30,445)

USD	390,400	EUR	310,000	Citigroup, Inc.	10/17/12	(8,043)

USD	20,559,253	EUR	15,995,000	Royal Bank of Scotland Group Plc	10/17/12	867

USD	4,955,466	GBP	3,056,000	Citigroup, Inc.	10/17/12	20,925

USD	4,649,882	GBP	2,860,000	Citigroup, Inc.	10/17/12	31,824

USD	78,853,853	GBP	50,795,000	UBS AG	10/17/12	(3,165,123)

USD	7,327,710	GBP	4,727,000	UBS AG	10/17/12	(305,004)

USD	6,419,497	GBP	4,104,000	UBS AG	10/17/12	(207,255)

USD	4,023,946	GBP	2,574,500	UBS AG	10/17/12	(133,114)

USD	9,339,360	GBP	6,000,000	Westpac Banking Corp.	10/17/12	(348,874)

USD	9,753,574	HKD	75,632,000	UBS AG	10/17/12	(337)

USD	3,393,248	SGD	4,174,000	Citigroup, Inc.	10/17/12	(7,903)

USD	3,261,597	SGD	4,125,000	Deutsche Bank AG	10/17/12	(99,627)

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
24

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,380,624	SGD	3,000,000	Deutsche Bank AG	10/17/12	$(63,903)

USD	2,453,117	SGD	3,000,000	Deutsche Bank AG	10/17/12	8,591

CAD	14,990,439	AUD	14,705,000	Deutsche Bank AG	10/19/12	18,830

USD	9,419,846	AUD	9,015,000	UBS AG	10/19/12	87,670

USD	23,382,995	EUR	17,825,000	UBS AG	10/19/12	472,038

EUR	14,492,000	USD	19,082,906	Citigroup, Inc.	10/22/12	(455,370)

EUR	14,183,000	USD	18,505,993	Citigroup, Inc.	10/22/12	(275,634)

EUR	33,433,000	USD	41,114,332	Citigroup, Inc.	10/22/12	1,859,339

MXN	104,359,200	USD	8,040,000	Bank of America Corp.	10/22/12	45,805

MXN	51,813,780	USD	4,020,000	Royal Bank of Scotland Group Plc	10/22/12	(5,441)

MXN	51,817,398	USD	4,020,000	Royal Bank of Scotland Group Plc	10/22/12	(5,161)

USD	214,538,353	EUR	174,990,500	Citigroup, Inc.	10/22/12	(10,388,638)

USD	31,371,842	EUR	25,088,000	Citigroup, Inc.	10/22/12	(875,442)

USD	40,389,733	EUR	31,553,000	Citigroup, Inc.	10/22/12	(167,448)

USD	848,404	EUR	673,000	Citigroup, Inc.	10/22/12	(16,648)

USD	295,347	EUR	235,000	Citigroup, Inc.	10/22/12	(6,714)

USD	1,702,466	EUR	1,312,000	Citigroup, Inc.	10/22/12	16,064

USD	2,443,286	EUR	1,879,000	Citigroup, Inc.	10/22/12	28,082

USD	19,500,716	EUR	15,576,000	Credit Suisse Group AG	10/22/12	(520,158)

USD	18,288,649	EUR	14,123,000	Deutsche Bank AG	10/22/12	135,413

USD	12,458,522	EUR	9,979,000	Royal Bank of Scotland Group Plc	10/22/12	(368,154)

USD	19,141,516	EUR	14,971,000	UBS AG	10/22/12	(101,711)

MXN	14,239,423	AUD	1,053,333	Deutsche Bank AG	12/19/12	12,332

MXN	14,246,312	AUD	1,053,333	Deutsche Bank AG	12/19/12	12,863

MXN	14,243,638	AUD	1,053,333	JPMorgan Chase & Co.	12/19/12	12,657

USD	7,151,181	CNY	46,025,000	Standard Chartered Bank	6/07/13	(36,526)

USD	7,163,424	CNY	46,025,000	Standard Chartered Bank	6/07/13	(24,282)

USD	7,607,481	CNY	49,015,000	Credit Suisse Group AG	8/19/13	(16,504)

Total	$(14,529,059)

—	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

315	Australian Bonds (10 Year)	Sydney	December 2012	USD	314,689,301	$1,169,370

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

51	E-Mini S&P 500 Futures	Chicago Mercantile	December 2012	USD	3,657,210	$(36,932)
128	CBOE Volatility Index	Chicago Board Options	February 2013	USD	2,835,200	(40,594)
832	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	206,398,400	153,766
832	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	206,138,400	197,723
670	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	165,791,500	202,152
832	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	205,576,800	267,250

Total						$1,912,735

—	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

138	CBOE Volatility Index	Chicago Board Options	October 2012	USD	2,263,200	$(8,746)
605	U.S. Treasury Notes (2 Year)	Chicago Board Options	December 2012	USD	133,421,406	(68,312)
948	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2012	USD	118,151,907	(54,660)
791	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2012	USD	105,586,141	(71,372)
86	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2012	USD	12,846,250	(80,613)
379	Ultra Treasury Bonds	Chicago Board Options	December 2012	USD	62,617,906	594,328
1,008	Australian Bonds (3 Year)	Sydney	December 2012	USD	312,638,719	(987,000)
85	Euro Currency Futures	Chicago Mercantile	December 2012	USD	13,665,875	102,672
67	Euro Dollar Futures	Chicago Mercantile	December 2012	USD	16,696,400	(15,467)
165	Euro-Bobl	Eurex	December 2012	USD	26,650,454	(48,963)
626	Euro-Bund	Eurex	December 2012	USD	114,045,619	(771,971)

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
25

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

161	Euro-Buxl	Eurex	December 2012	USD	27,554,011	$ (135,988)
272	Euro-OAT French Government Bonds	Eurex	December 2012	USD	46,820,016	(401,578)
5	Euro-Schatz	Eurex	December 2012	USD	711,404	(821)
190	Gilt British	London	December 2012	USD	37,007,778	(223,753)
67	Euro Dollar Futures	Chicago Mercantile	March 2013	USD	16,695,562	(17,192)
67	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	16,693,050	(17,258)
48	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	11,958,000	(13,872)
48	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	11,955,000	(15,841)
48	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	11,952,600	(18,365)
48	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	11,947,800	(19,611)
38	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	9,453,925	(16,439)
38	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	9,448,225	(18,193)
38	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	9,443,000	(19,966)
38	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	9,435,875	(22,328)

Total						$(2,351,309)

—	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.49%[1]	3-month LIBOR	Chicago Mercantile	8/22/14	USD	39,900	$(91,558)

0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	40,000	(46,442)

0.42%[1]	3-month LIBOR	Chicago Mercantile	9/04/14	USD	28,625	(26,003)

0.42%[2]	3-month LIBOR	Citigroup, Inc.	10/01/14	USD	113,000	106,142

1.01%[1]	3-month LIBOR	Morgan Stanley	6/12/17	USD	158,300	(2,628,356)

0.98%[1]	3-month LIBOR	Deutsche Bank AG	6/29/17	USD	21,000	(287,633)

1.39%[2]	3-month LIBOR	Royal Bank of Scotland Group Plc	6/29/17	USD	17,700	604,819

1.74%[2]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	14,000	557,496

1.20%[2]	3-month LIBOR	Deutsche Bank AG	8/30/18	USD	11,800	66,136

3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(830,342)

2.08%[2]	3-month LIBOR	Goldman Sachs Group, Inc.	4/26/22	USD	155,300	7,378,987

3.93%[1]	3-month LIBOR	UBS AG	5/01/22	USD	8,500	(1,579,073)

1.81%[2]	3-month LIBOR	Citigroup, Inc.	6/22/22	USD	9,800	177,818

1.76%[1]	3-month LIBOR	Deutsche Bank AG	7/05/22	USD	9,800	(107,127)

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.93%[2]	3-month LIBOR	Chicago Mercantile	8/21/22	USD	20,400	$ 496,253

1.94%[1]	3-month LIBOR	Deutsche Bank AG	8/22/22	USD	10,100	(247,259)

1.80%[1]	3-month LIBOR	Citigroup, Inc.	8/28/22	USD	10,100	(111,637)

1.77%[2]	3-month LIBOR	Citigroup, Inc.	8/29/22	USD	10,100	78,534

1.73%[1]	3-month LIBOR	Bank of America Corp.	9/27/22	USD	4,100	(10,680)

2.52%[1]	3-month LIBOR	Deutsche Bank AG	9/04/42	USD	8,500	136,274

2.69%[2]	3-month LIBOR	Citigroup, Inc.	9/17/42	USD	1,500	30,301

Total	$ 3,666,650

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Republic of Portugal	1.00%	JPMorgan Chase & Co.	6/20/15	USD	19,150	$(13,831)

People’s Republic of China	1.00%	UBS AG	9/20/15	USD	10,000	(28,483)

USG Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/16	USD	2,500	(263,209)

Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	40,509

The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	4,020	(173,866)

Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	1,600	(190,014)

Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	4,000	(468,844)

Transocean Worldwide, Inc.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	4,250	(78,700)

Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase & Co.	3/20/17	EUR	1,550	159,126

Republic of Ireland	1.00%	Citigroup, Inc.	3/20/17	USD	3,000	(258,716)

Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	9,000	(1,014,669)

Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	4,000	(448,571)

Republic of Ireland	1.00%	Morgan Stanley	3/20/17	USD	7,500	(668,994)

Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	1,105	(23,150)

Caja De Ahorros Y Pensiones De Barcelona	3.00%	BNP Paribas SA	6/20/17	EUR	1,105	30,871

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
26

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Caja De Ahorros Y Pensiones De Barcelona	3.00%	BNP Paribas SA	6/20/17	EUR	820	$20,803

Svenska Cellulosa Aktiebolaget	1.00%	Morgan Stanley	6/20/17	EUR	3,625	(48,112)

Republic of Portugal	1.00%	Citigroup, Inc.	6/20/17	USD	6,450	(1,028,065)

People’s Republic of China	1.00%	Deutsche Bank AG	6/20/17	USD	7,225	(189,342)

Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(208,152)

Compagnie de Saint-Gobain SA	1.00%	Barclays Plc	9/20/17	EUR	795	(9,608)

Banco Santander SA	3.00%	BNP Paribas SA	9/20/17	EUR	1,250	(38,050)

Banco Santander SA	3.00%	BNP Paribas SA	9/20/17	EUR	1,200	(29,678)

Barclays Bank Plc	1.00%	BNP Paribas SA	9/20/17	EUR	3,000	(17,189)

Peugeot SA	5.00%	BNP Paribas SA	9/20/17	EUR	6,800	29,717

Royal Bank of Scotland Plc	5.00%	BNP Paribas SA	9/20/17	EUR	2,520	(176,311)

Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	7,920	(195,652)

Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	4,370	(107,955)

Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	1,510	(88,265)

Peugeot SA	5.00%	Citigroup, Inc.	9/20/17	EUR	1,070	11,018

Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	9/20/17	EUR	1,300	(33,138)

Royal Bank of Scotland Plc	3.00%	Deutsche Bank AG	9/20/17	EUR	750	(39,383)

Societe Generale SA	3.00%	Deutsche Bank AG	9/20/17	EUR	1,750	(47,056)

Royal Bank of Scotland Plc	5.00%	JPMorgan Chase & Co.	9/20/17	EUR	2,500	(173,391)

Societe Generale SA	3.00%	JPMorgan Chase & Co.	9/20/17	EUR	1,750	(53,210)

Banco Bilbao Vizcaya Argentaria SA	3.00%	UBS AG	9/20/17	EUR	760	(45,890)

Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	3,500	(245,127)

Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	2,160	(137,557)

People’s Republic of China	1.00%	Barclays Plc	9/20/17	USD	10,000	(190,902)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Kingdom of Spain	1.00%	BNP Paribas SA	9/20/17	USD	3,660	$(189,603)

Bank of America Corp.	1.00%	Citigroup, Inc.	9/20/17	USD	10,000	56,929

Republic of Ireland	1.00%	Citigroup, Inc.	9/20/17	USD	1,200	(98,070)

People’s Republic of China	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	10,000	(181,601)

Republic of Indonesia	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	5,000	(124,950)

Telenor ASA	1.00%	Barclays Plc	12/20/17	EUR	5,490	10,086

Volvo AB	1.00%	Barclays Plc	12/20/17	EUR	1,200	8,646

Clariant AG	1.00%	BNP Paribas SA	12/20/17	EUR	1,800	(23,392)

Henkel AG & Co. KGaA	1.00%	Credit Suisse Group AG	12/20/17	EUR	1,000	(799)

AKZO Nobel NV	1.00%	Deutsche Bank AG	12/20/17	EUR	3,740	(26,143)

Diageo Plc	1.00%	Deutsche Bank AG	12/20/17	EUR	1,250	(1,621)

Telekom Austria AG	1.00%	Deutsche Bank AG	12/20/17	EUR	7,850	111,141

Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	1,200	(1,178)

Clariant AG	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	5,300	5,760

UPM-Kymmene Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	2,650	(14,796)

ConAgra Foods, Inc.	1.00%	Credit Suisse Group AG	12/20/17	USD	5,000	(29,952)

Darden Restaurants, Inc.	1.00%	Credit Suisse Group AG	12/20/17	USD	9,000	(64,430)

Progress Energy, Inc.	1.00%	Credit Suisse Group AG	12/20/17	USD	10,000	(78,548)

Total	$(7,083,557)

—	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Hellenic Telecommuni-cations Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	840	$ 147,221

Hellenic Telecommuni-cations Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	560	61,831

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
27

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Hellenic Telecommunications Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	1,400	$195,183

Hellenic Telecommunications Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	1,350	9,734

FMG Resources Property Ltd.	5.00%	Royal Bank of Scotland Group Plc	9/20/14	B+	USD	11,300	4,640

ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	USD	1,200	77,384

Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	BB-	EUR	950	(126,833)

Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BB-	EUR	750	(134,436)

Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase & Co.	9/20/16	BB-	EUR	750	(159,206)

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	2,900	116,746

MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	3,630	141,447

MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	2,185	70,044

MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	2,155	78,627

MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	1,648	51,567

Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	BBB+	USD	1,600	73,350

Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	USD	5,000	355,988

Republic of Italy	1.00%	Goldman Sachs Group, Inc.	12/20/16	BBB+	USD	4,000	181,084

Unitymedia GmbH	5.00%	Barclays Plc	6/20/17	B-	EUR	1,750	172,816

Sunrise Communications Holdings SA	5.00%	Citigroup, Inc.	6/20/17	B-	EUR	1,750	203,001

Virgin Media Secured Finance Plc	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR	1,010	115,205

Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	920	19,585

Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	USD	4,000	104,716

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	229	$5,825

Ardagh Packaging Finance Plc	5.00%	Barclays Plc	9/20/17	CCC+	EUR	540	40,114

Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	1,200	75,522

Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	1,000	91,226

Iberdrola SA	1.00%	Barclays Plc	9/20/17	BBB+	EUR	3,660	205,034

Repsol International Finance BV	1.00%	Barclays Plc	9/20/17	BBB-	EUR	1,000	100,941

Credit Suisse Group AG	1.00%	BNP Paribas SA	9/20/17	A	EUR	3,000	85,748

Lloyds TSB Bank Plc	5.00%	BNP Paribas SA	9/20/17	BBB-	EUR	2,520	217,816

BNP Paribas SA	1.00%	Citigroup, Inc.	9/20/17	AA-	EUR	1,750	48,013

Metsa Board Oyj	5.00%	Citigroup, Inc.	9/20/17	B-	EUR	5,200	174,356

Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	9/20/17	CCC+	EUR	820	63,320

BNP Paribas SA	1.00%	Deutsche Bank AG	9/20/17	AA-	EUR	1,750	32,568

Lloyds TSB Bank Plc	5.00%	Deutsche Bank AG	9/20/17	BBB-	EUR	2,500	227,945

Lloyds TSB Bank Plc	3.00%	Deutsche Bank AG	9/20/17	A	EUR	750	42,877

Metsa Board Oyj	5.00%	Goldman Sachs Group, Inc.	9/20/17	B-	EUR	1,250	(18,404)

Finmeccanica SpA	5.00%	JPMorgan Chase & Co.	9/20/17	BBB-	EUR	1,260	112,507

Finmeccanica SpA	5.00%	UBS AG	9/20/17	BBB-	EUR	1,250	134,558

Anadarko Petroleum Corp.	1.00%	Citigroup, Inc.	9/20/17	BBB-	USD	4,550	(33,552)

Bank of America Corp.	1.00%	Citigroup, Inc.	9/20/17	A-	USD	10,000	(100,366)

MetLife, Inc.	1.00%	Citigroup, Inc.	9/20/17	A-	USD	9,105	(105,470)

Republic of Italy	1.00%	Citigroup, Inc.	9/20/17	BBB+	USD	1,200	64,684

Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	9/20/17	BBB-	USD	4,500	16,902

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
28

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

J Sainsbury Plc	1.00%	BNP Paribas SA	12/20/17	NR	EUR	1,200	$(4,529)

Deutsche Telekom AG	1.00%	Citigroup, Inc.	12/20/17	BBB+	EUR	1,250	(8,412)

France Telecom SA	1.00%	Citigroup, Inc.	12/20/17	A-	EUR	2,050	(19,311)

Vodafone Group Plc	1.00%	Citigroup, Inc.	12/20/17	A-	EUR	2,050	(10,121)

Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR	2,400	(12,766)

Imperial Tobacco Group Plc	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	2,400	(20,196)

Tesco Plc	1.00%	Deutsche Bank AG	12/20/17	A-	EUR	1,800	(6,332)

E.ON AG	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	1,600	(10,142)

Gas Natural SDG SA	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	3,200	(30,148)

Stora Enso Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR	2,650	22,555

Total							$3,142,456

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 9 3-6%	5.00%	JPMorgan Chase & Co.	6/20/15	EUR	8,865	$(233,672)

iTraxx Europe Crossover Series 16 Version 1	5.00%	Barclays Plc	12/20/16	EUR	3,552	(462,717)

iTraxx Asia.XJ.IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(330,270)

iTraxx Sub Financials Series 17 Version 1	1.00%	Citigroup, Inc.	6/20/17	EUR	5,120	(87,992)

CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD	86,815	(408,188)

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR	1,860	$ 7,056

iTraxx Europe Crossover Series 18 Version 1	5.00%	Deutsche Bank AG	12/20/17	EUR	12,000	119,122

Total						$(1,396,661)

—	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 9 0-3%	5.00%	JPMorgan Chase & Co.	6/20/13	BBB+	EUR	4,530	$305,819

iTraxx Europe Series 9 0-3%	5.00%	Morgan Stanley	6/20/13	BBB+	EUR	1,775	339,541

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	B+	EUR	2,960	249,958

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	B+	EUR	592	49,633

iTraxx Sub Financials Series 17 Version 1	1.00%	Citigroup, Inc.	6/20/17	A	EUR	5,120	79,191

iTraxx Europe Crossover Series 17 Version 1	5.00%	JPMorgan Chase & Co.	6/20/17	BB-	EUR	5,400	(136,636)

CDX.NA.IG Series 18 Version 1	1.00%	Citigroup, Inc.	6/20/17	BBB+	USD	86,815	325,294

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD	31,433	1,228,192

iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	B+	EUR	2,860	(34,829)

CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	10,000	221,477

CMBX.NA Series 3 AAA	0.08%	Morgan Stanley	12/13/49	A+	USD	4,070	218,858

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
29

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

CMBX.NA Series 4 AAA	0.35%	Morgan Stanley	2/17/51	A-	USD	4,070	$ 222,118

Total							$3,068,616

—	Total return swaps outstanding as of September 30, 2012 were as follows:
[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on 10-Year Municipal Market Data AAA	1.78%[1]	Citigroup, Inc.	10/30/12	USD	9,000	$ (37,958)

Return on 10-Year Municipal Market Data AAA	1.84%[1]	Citigroup, Inc.	11/06/12	USD	9,000	(87,241)

Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[2]	Bank of America Corp.	10/06/21	USD	14,415	(498,687)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Barclays Plc	1/12/40	USD	13,665	(40,947)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citigroup, Inc.	1/12/40	USD	16,337	(132,883)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase & Co.	1/12/40	USD	52,709	(162,502)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase & Co.	1/12/40	USD	24,968	(35,110)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Barclays Plc	1/12/41	USD	13,690	17,483

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase & Co.	1/12/41	USD	24,977	39,026

Total	$(938,819)

[1]	Fund pays the total return of the reference entity and receives the floating rate.
[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
[3]	Fund pays the floating rate and receives the total return of the reference entity.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
30

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term
Investments:
Asset-Backed Securities	–	$307,929,822	$31,152,706	$339,082,528
Collateralized Debt Obligations	–	21,324,665	111,723,610	133,048,275
Corporate Bonds	–	860,194,823	30,281,000	890,475,823
Floating Rate Loan Interests	–	146,198,658	27,444,494	173,643,152
Foreign Agency Obligations	–	89,850,808	–	89,850,808
Foreign Government Obligations	–	278,011,117	–	278,011,117
Investment Companies	$166,175,096	–	–	166,175,096
Non-Agency Mortgage-Backed Securities	–	409,853,898	61,581,997	471,435,895
Preferred Securities	12,107,191	37,508,504	–	49,615,695
Taxable Municipal Bonds	–	64,381,347	–	64,381,347
U.S. Government Sponsored Agency Securities	–	3,530,301,141	–	3,530,301,141
U.S. Treasury Obligations	–	566,997,904	–	566,997,904
Short-Term Securities	219,967,770	408,013,474	–	627,981,244
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(3,385,931,554)	–	(3,385,931,554)
Borrowed Bonds	–	(449,635,980)	–	(449,635,980)

Total	$398,250,057	$2,884,998,627	$262,183,807	$3,545,432,491

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$8,518,225	–	$8,518,225
Equity contracts	$1,252,216	–	–	1,252,216
Foreign currency exchange contracts	102,672	3,837,433	–	3,940,105
Interest rate contracts	3,477,689	16,269,192	–	19,746,881
Liabilities:
Credit contracts	–	(10,670,687)	$(263,209)	(10,933,896)
Equity contracts	(790,592)	–	–	(790,592)
Foreign currency exchange contracts	(1,764)	(18,619,724)	–	(18,621,488)
Interest rate contracts	(3,464,644)	(21,945,071)	(125,199)	(25,534,914)
Other contracts	–	(498,687)	–	(498,687)

Total	$575,577	$(23,109,319)	$(388,408)	$(22,922,150)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$49,764,694	–	–	$49,764,694
Foreign currency at value	8,729,060	–	–	8,729,060
Cash pledged as collateral for financial futures contracts	12,030,000	–	–	12,030,000
Cash pledged as collateral for swap contracts	19,022,660	–	–	19,022,660
Liabilities:
Reverse repurchase agreements	–	$(12,214,078)	–	(12,214,078)
Cash received as collateral for reverse repurchase agreements	–	(650,000)	–	(650,000)
Cash received as collateral for swap contracts	–	(10,750,000)	–	(10,750,000)

Total	$89,546,414	$(23,614,078)	–	$65,932,336

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

BLACKROCK FUNDS II	SEPTEMBER 30, 2012
31

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (concluded)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of December 31, 2011	$49,066,539	$60,285,334	$12,954,000	$5,642,563	$72,515,152	$200,463,588
Transfers into Level 3[2]	–	–	–	2,357,637	–	2,357,637
Transfers out of Level 3[2]	(31,036,885)	–	–	(680,063)	(36,646,154)	(68,363,102)
Accrued discounts/premiums	32,811	740,417	(984)	45,095	93,163	910,502
Net realized gain (loss)	19,154	(1,399,143)	–	226	436,083	(943,680)
Net change in unrealized appreciation/depreciation[3]	246,712	5,917,704	118,194	570,112	(107,551)	6,745,171
Purchases	16,919,525	98,435,241	17,209,790	19,533,267	28,988,900	181,086,723
Sales	(4,095,150)	(52,255,943)	–	(24,343)	(3,697,596)	(60,073,032)

Closing Balance, as of September 30, 2012	$31,152,706	$111,723,610	$30,281,000	$27,444,494	$61,581,997	$262,183,807

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of December 31, 2011, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of

$68,363,102 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $2,559,529.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts		Interest Rate Contracts		Other Contracts
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total

Opening Balance, as of December 31, 2011	$29,138	–	–	–	–	$(56,467)	$(27,329)
Transfers into Level 3[4]	–	$140,451	–	–	–	–	140,451
Transfers out of Level 3[4]	–	–	–	–	–	–	–
Accrued discounts/premiums	–	(74,678)	–	–	–	–	(74,678)
Net realized gain (loss)	54,483	–	–	–	–	–	54,483
Net change in unrealized appreciation/depreciation[5]	(29,138)	(328,982)	–	$(125,199)	–	56,467	(426,852)
Purchases	–	–	–	–	–	–	–
Issues[6]	–	–	–	–	–	–	–
Sales	(54,483)	–	–	–	–	–	(54,483)
Settlements[7]	–	–	–	–	–	–	–

Closing Balance, as of September 30, 2012	–	$(263,209)	–	$(125,199)	–	–	$(388,408)

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[5]	The change in unrealized appreciation/depreciation on swaps still held as of September 30, 2012 was $(454,181).

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

	BLACKROCK FUNDS II	SEPTEMBER 30, 2012
32

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 21, 2012